UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21686

OPPENHEIMER PORTFOLIO SERIES, CONSISTING OF: ACTIVE ALLOCATION FUND, AGGRESSIVE
     INVESTOR FUND, CONSERVATIVE INVESTOR FUND, AND MODERATE INVESTOR FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: JANUARY 31

                   Date of reporting period: JANUARY 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.


ACTIVE ALLOCATION FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET CLASS ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Global Equity                 26.6%
U.S. Equity                   39.7
Fixed Income                  23.7
Alternative Investments       10.0

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2006, and are based on the total market value of investments in affiliated companies.
--------------------------------------------------------------------------------


                           10 | ACTIVE ALLOCATION FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE PORTFOLIO PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE PORTFOLIO'S PERFORMANCE DURING THE REPORTING PERIOD OF APRIL 5, 2005 TO JANUARY 31, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE PORTFOLIO'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE. Since its inception on April 5, 2005 to the end of the period on January 31, 2006, the Portfolio outperformed its benchmark, the S&P 500 Index. We attribute the Portfolio's outperformance of its benchmark to its diversified equity weighting that enabled it to own sectors that outperformed the S&P 500 Index.

      During the period, the Portfolio significantly benefited from its large equity exposure, which accounted for approximately 70% of the Portfolio at the end of the period. When the Portfolio was launched in early April 2005, U.S. equities had hit year lows and since then the stock indices have rallied. For example, the S&P 500 Index rose 9.96% since the Portfolio's inception, despite returning only -0.81% for the first six months of 2005. In addition, the Portfolio's exposure to foreign markets was also a boon to performance. Over the period the MSCI All Country World Index returned 17.56%, far outpacing the S&P 500 Index. Since the Portfolio has exposure to foreign markets through the underlying international funds it holds, it reaped the benefits as these markets expanded.

      Within the equity allocation of the Portfolio, many sectors produced strong results over the period. The Portfolio benefited from the continued outperformance of small-cap stocks versus large-cap stocks through its allocation to Oppenheimer Main Street Small Cap Fund, which posted a return of 23.02% for the reporting period. Through its allocations to Oppenheimer Global Fund, Oppenheimer Global Opportunity Fund and Oppenheimer Developing Markets Fund the Portfolio enjoyed the strong results posted by international markets, especially the emerging markets.

      The Portfolio's exposure to the high performing real estate sector through its 5% position in Oppenheimer Real Estate Fund, which posted a return of 34.44%, helped bolster the Portfolio's returns. Oppenheimer Real Estate Fund's success can be attributed to its profitable investments in the apartment, office and industrial sectors.

      Within the tactical allocation component of the Portfolio, having positions in both Oppenheimer International Small Company Fund and Oppenheimer Developing Markets Fund boosted returns as these Funds beat their respective benchmarks and posted returns of 41.89% and 50.9%, respectively, over the reporting period.

      The Portfolio's exposure to commodities through Oppenheimer Real Asset Fund both contributed to and detracted from results. Most of the rally in commodities occurred prior to the inception of the Portfolio. The Oppenheimer Real Asset Fund did not post a positive return between the inception date of the Active Allocation Fund and the end of the reporting period. Rather, commodities rallied during this period, but later corrected as energy prices traded off from their market highs in late September.


                           11 | ACTIVE ALLOCATION FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

On the negative side, the Portfolio's exposure to the fixed income markets hampered performance as fixed income, as an asset class, underperformed equities over the same period. For the reporting period, the Lehman Brothers Aggregate Bond Index returned 2.78%, underperforming the S&P 500 Index's 9.96% return.

COMPARING THE PORTFOLIO'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Portfolio held until January 31, 2006. Performance is measured from the inception of Classes A, B, C, N and Y on April 5, 2005. The Portfolio's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Portfolio's performance is compared to the performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index of equity securities. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Portfolio's performance reflects the effects of the Portfolio's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Portfolio's performance, it must be noted that the Portfolio's investments are not limited to the investments in the index.


                           12 | ACTIVE ALLOCATION FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Active Allocation Fund (Class A)

      S&P 500 Index

      Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer Portfolio Series:
                   Active Allocation Fund                S&P 500               Lehman Brothers
                       (Class A)                          Index               Aggregate Bond Index
----------      -----------------------------        ------------------       --------------------
04/05/2005                9,425                           10,000                    10,000
04/30/2005                9,227                            9,810                    10,135
07/31/2005                9,868                           10,514                    10,207
10/31/2005                9,830                           10,327                    10,150
01/31/2006               10,679                           11,005                    10,293

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/06

Since Inception (4/5/05) 6.79%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 18 FOR FURTHER INFORMATION.


                           13 | ACTIVE ALLOCATION FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Active Allocation Fund (Class B)

      S&P 500 Index

      Lehman Brothers Aggregate Bond Index

                Oppenheimer Portfolio Series:
                    Active Allocation Fund                S&P 500               Lehman Brothers
                        (Class B)                          Index             Aggregate Bond Index
----------      -----------------------------        ------------------      --------------------
04/05/2005                10,000                          10,000                     10,000
04/30/2005                 9,790                           9,810                     10,135
07/31/2005                10,450                          10,514                     10,207
10/31/2005                10,390                          10,327                     10,150
01/31/2006                10,772                          11,005                     10,293

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/06

Since Inception (4/5/05) 7.72%


                           14 | ACTIVE ALLOCATION FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Active Allocation Fund (Class C)

      S&P 500 Index

      Lehman Brothers Aggregate Bond Index

               Oppenheimer Portfolio Series:
                  Active Allocation Fund                   S&P 500               Lehman Brothers
                       (Class C)                            Index             Aggregate Bond Index
----------     -----------------------------          ------------------      --------------------
04/05/2005             10,000                              10,000                   10,000
04/30/2005              9,780                               9,810                   10,135
07/31/2005             10,440                              10,514                   10,207
10/31/2005             10,380                              10,327                   10,150
01/31/2006             11,166                              11,005                   10,293

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/06

Since Inception (4/5/05) 11.66%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 18 FOR FURTHER INFORMATION.


                           15 | ACTIVE ALLOCATION FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Active Allocation Fund (Class N)

      S&P 500 Index

      Lehman Brothers Aggregate Bond Index

                Oppenheimer Portfolio Series:
                    Active Allocation Fund                 S&P 500              Lehman Brothers
                         (Class N)                          Index             Aggregate Bond Index
----------      -----------------------------         ------------------      --------------------
04/05/2005                10,000                            10,000                   10,000
04/30/2005                 9,790                             9,810                   10,135
07/31/2005                10,460                            10,514                   10,207
10/31/2005                10,410                            10,327                   10,150
01/31/2006                11,218                            11,005                   10,293

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/06

Since Inception (4/5/05) 12.18%


                           16 | ACTIVE ALLOCATION FUND

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Active Allocation Fund (Class Y)

      S&P 500 Index

      Lehman Brothers Aggregate Bond Index

               Oppenheimer Portfolio Series:
                   Active Allocation Fund                 S&P 500               Lehman Brothers
                      (Class Y)                            Index             Aggregate Bond Index
----------     -----------------------------         ------------------      --------------------
04/05/2005              10,000                             10,000                    10,000
04/30/2005               9,790                              9,810                    10,135
07/31/2005              10,490                             10,514                    10,207
10/31/2005              10,450                             10,327                    10,150
01/31/2006              11,372                             11,005                    10,293

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE PORTFOLIO AT 1/31/06

Since Inception (4/5/05) 13.72%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 18 FOR FURTHER INFORMATION.


                           17 | ACTIVE ALLOCATION FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Portfolio's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE PORTFOLIO'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PORTFOLIO'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE PORTFOLIO, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Portfolio's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Portfolio were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                           18 | ACTIVE ALLOCATION FUND

CLASS Y shares of the Portfolio were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Portfolio's Statement of Additional Information.


                           19 | ACTIVE ALLOCATION FUND

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

PORTFOLIO EXPENSES. As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                           20 | ACTIVE ALLOCATION FUND
the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING        ENDING          EXPENSES
                             ACCOUNT          ACCOUNT         PAID DURING
                             VALUE            VALUE           6 MONTHS ENDED
                             (8/1/05)         (1/31/06)       JANUARY 31, 2006
--------------------------------------------------------------------------------
Class A Actual               $1,000.00        $1,082.20       $2.73
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00         1,022.58        2.65
--------------------------------------------------------------------------------
Class B Actual                1,000.00         1,078.70        6.94
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00         1,018.55        6.74
--------------------------------------------------------------------------------
Class C Actual                1,000.00         1,079.10        6.78
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00         1,018.70        6.58
--------------------------------------------------------------------------------
Class N Actual                1,000.00         1,082.00        3.68
--------------------------------------------------------------------------------
Class N Hypothetical          1,000.00         1,021.68        3.57
--------------------------------------------------------------------------------
Class Y Actual                1,000.00         1,084.10        1.00
--------------------------------------------------------------------------------
Class Y Hypothetical          1,000.00         1,024.25        0.97

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, based on the 6-month period ended January 31, 2006 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           0.52%
---------------------------
Class B           1.32
---------------------------
Class C           1.29
---------------------------
Class N           0.70
---------------------------
Class Y           0.19

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Portfolio's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Portfolio's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                           21 | ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS  January 31, 2006
--------------------------------------------------------------------------------

                                                                                              VALUE
                                                                            SHARES       SEE NOTE 1
----------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--98.5% 1
----------------------------------------------------------------------------------------------------
GLOBAL EQUITY--26.2%
Oppenheimer Developing Markets Fund, Cl. Y                                 735,369    $  29,120,616
----------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                             817,108       57,777,755
----------------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                               771,757       31,233,008
----------------------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund, Cl. Y                      1,296,021       29,432,632
                                                                                      --------------
                                                                                        147,564,011

----------------------------------------------------------------------------------------------------
U.S. EQUITY--39.1%
Oppenheimer Capital Appreciation Fund, Cl. Y                             1,206,388       55,059,534
----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                      1,422,021       54,619,844
----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                          1,943,920       27,564,794
----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                            1,258,510       29,084,171
----------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                            2,210,413       54,133,002
                                                                                      --------------
                                                                                        220,461,345

----------------------------------------------------------------------------------------------------
FIXED INCOME--23.3%
Oppenheimer Core Bond Fund, Cl. Y                                        5,106,446       52,085,753
----------------------------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund, Cl. Y                                12,557,766       52,993,772
----------------------------------------------------------------------------------------------------
Oppenheimer U.S. Government Trust, Cl. Y                                 2,764,889       26,238,793
                                                                                      --------------
                                                                                        131,318,318

----------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS--9.9%
Oppenheimer Real Asset Fund, Cl. Y                                       3,273,185       26,872,855
----------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                                      1,403,079       28,777,166
                                                                                      --------------
                                                                                         55,650,021
                                                                                      --------------
Total Investments in Affiliated Companies (Cost $531,891,076)                           554,993,695

                                                                         PRINCIPAL
                                                                            AMOUNT
----------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.5%
----------------------------------------------------------------------------------------------------
Undivided interest of 0.36% in joint repurchase agreement
(Principal Amount/ Value $781,426,000, with a maturity value of
$781,521,291) with UBS Warburg LLC, 4.39%, dated 1/31/06, to be repurchased at $2,826,345 on 2/1/06, collateralized by Federal
Home Loan Mortgage Corp., 5%, 12/1/35, with a value of
$799,056,396 (Cost $2,826,000)                                          $2,826,000        2,826,000

----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $534,717,076)                               99.0%     557,819,695
----------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                1.0        5,836,209
                                                                        ----------------------------
NET ASSETS                                                                   100.0%   $ 563,655,904
                                                                        ============================


                           22 | ACTIVE ALLOCATION FUND

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Affiliated companies. Represents ownership of an affiliated fund, at or during the period ended January 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                              SHARES                                          SHARES
                                                            APRIL 5,           GROSS           GROSS     JANUARY 31,
                                                                2005       ADDITIONS      REDUCTIONS            2006
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                      --       1,206,388              --       1,206,388
Oppenheimer Core Bond Fund, Cl. Y*                                --       5,106,446              --       5,106,446
Oppenheimer Developing Markets Fund, Cl. A                        --         749,173         749,173              --
Oppenheimer Developing Markets Fund, Cl. Y                        --       1,158,340         422,971         735,369
Oppenheimer Global Fund, Cl. Y                                    --         817,108              --         817,108
Oppenheimer Global Opportunities Fund, Cl. Y                      --         771,757              --         771,757
Oppenheimer International Small Company Fund, Cl. A               --         949,884         949,884              --
Oppenheimer International Small Company Fund, Cl. Y               --       1,986,571         690,550       1,296,021
Oppenheimer Main Street Fund, Cl. Y                               --       1,422,021              --       1,422,021
Oppenheimer Main Street Opportunity Fund, Cl. Y                   --       1,943,920              --       1,943,920
Oppenheimer Main Street Small Cap Fund, Cl. Y                     --       1,258,510              --       1,258,510
Oppenheimer Money Market Fund, Inc., Cl. Y                        --      27,144,844      27,144,844              --
Oppenheimer Real Asset Fund, Cl. Y                                --       5,641,708       2,368,523       3,273,185
Oppenheimer Real Estate Fund, Cl. Y*                              --       1,403,079              --       1,403,079
Oppenheimer Strategic Income Fund, Cl. Y                          --      12,557,766              --      12,557,766
Oppenheimer U.S. Government Trust, Cl. Y                          --       6,692,138       3,927,249       2,764,889
Oppenheimer Value Fund, Cl. Y                                     --       3,670,221       1,459,808       2,210,413

                                                                               VALUE        DIVIDEND        REALIZED
                                                                          SEE NOTE 1          INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                            $ 55,059,534    $    363,057    $         --
Oppenheimer Core Bond Fund, Cl. Y*                                        52,085,753         826,934              --
Oppenheimer Developing Markets Fund, Cl. A                                        --              --        (142,284)
Oppenheimer Developing Markets Fund, Cl. Y                                29,120,616         489,530         338,377
Oppenheimer Global Fund, Cl. Y                                            57,777,755         393,261              --
Oppenheimer Global Opportunities Fund, Cl. Y                              31,233,008         453,977              --
Oppenheimer International Small Company Fund, Cl. A                               --              --        (121,768)
Oppenheimer International Small Company Fund, Cl. Y                       29,432,632         921,459          48,338
Oppenheimer Main Street Fund, Cl. Y                                       54,619,844         543,445              --
Oppenheimer Main Street Opportunity Fund, Cl. Y                           27,564,794         422,027              --
Oppenheimer Main Street Small Cap Fund, Cl. Y                             29,084,171         235,180              --
Oppenheimer Money Market Fund, Inc., Cl. Y                                        --          63,814              --
Oppenheimer Real Asset Fund, Cl. Y                                        26,872,855         811,115      (1,263,564)
Oppenheimer Real Estate Fund, Cl. Y*                                      28,777,166         681,898              --
Oppenheimer Strategic Income Fund, Cl. Y                                  52,993,772       1,859,978              --
Oppenheimer U.S. Government Trust, Cl. Y                                  26,238,793         208,978         (38,191)
Oppenheimer Value Fund, Cl. Y                                             54,133,002       1,357,676        (931,242)
                                                                        ---------------------------------------------
                                                                        $554,993,695    $  9,632,329    $ (2,110,334)
                                                                        =============================================

* Represents at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           23 | ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

January 31, 2006
-----------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $2,826,000)                              $  2,826,000
Affiliated companies (cost $531,891,076)                               554,993,695
                                                                      -------------
                                                                       557,819,695
-----------------------------------------------------------------------------------
Cash                                                                         3,106
-----------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                      10,543,096
Interest and dividends                                                     318,146
Other                                                                        3,028
                                                                      -------------
Total assets                                                           568,687,071

-----------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                    4,352,220
Shares of beneficial interest redeemed                                     406,224
Distribution and service plan fees                                         106,439
Transfer and shareholder servicing agent fees                               50,046
Shareholder communications                                                  29,205
Trustees' compensation                                                         654
Other                                                                       86,379
                                                                      -------------
Total liabilities                                                        5,031,167

-----------------------------------------------------------------------------------
NET ASSETS                                                            $563,655,904
                                                                      =============

-----------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------
Par value of shares of beneficial interest                            $     50,847
-----------------------------------------------------------------------------------
Additional paid-in capital                                             536,276,269
-----------------------------------------------------------------------------------
Accumulated net investment income                                           53,764
-----------------------------------------------------------------------------------
Accumulated net realized gain on investments                             4,172,405
-----------------------------------------------------------------------------------
Net unrealized appreciation on investments                              23,102,619
                                                                      -------------

NET ASSETS                                                            $563,655,904
                                                                      =============


                           24 | ACTIVE ALLOCATION FUND

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $293,577,731 and
26,438,593 shares of beneficial interest outstanding)                                              $11.10
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)    $11.78
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $115,629,346 and 10,448,483 shares
of beneficial interest outstanding)                                                                $11.07
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $125,622,130 and 11,360,595 shares
of beneficial interest outstanding)                                                                $11.06
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $28,345,099 and 2,556,373 shares of
beneficial interest outstanding)                                                                   $11.09
----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $481,598 and 43,265 shares of beneficial interest outstanding)                                  $11.13

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           25 | ACTIVE ALLOCATION FUND

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Period Ended January 31, 2006 1
-----------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------
Dividends from affiliated companies                                   $  9,632,329
-----------------------------------------------------------------------------------
Interest                                                                    66,500
                                                                      -------------
Total investment income                                                  9,698,829

-----------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                    228,321
Class B                                                                    379,747
Class C                                                                    374,213
Class N                                                                     37,490
-----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                    116,305
Class B                                                                     64,011
Class C                                                                     52,664
Class N                                                                      5,016
Class Y                                                                        183
-----------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                     33,310
Class B                                                                     20,373
Class C                                                                     14,559
Class N                                                                      1,045
Class Y                                                                        100
-----------------------------------------------------------------------------------
Asset allocation fees                                                      175,127
-----------------------------------------------------------------------------------
Legal, auditing and other professional fees                                 31,413
-----------------------------------------------------------------------------------
Trustees' compensation                                                       9,002
-----------------------------------------------------------------------------------
Custodian fees and expenses                                                  2,218
-----------------------------------------------------------------------------------
Other                                                                       65,678
                                                                      -------------
Total expenses                                                           1,610,775

Less reduction to custodian expenses                                          (161)
Less waivers and reimbursements of expenses                                (38,809)
                                                                      -------------
Net expenses                                                             1,571,805

-----------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    8,127,024

-----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------
Net realized gain (loss) on:
Distributions received from affiliated companies                         7,504,012
Affiliated companies                                                    (2,110,334)
                                                                      -------------
Net realized gain                                                        5,393,678
-----------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                    23,102,619

-----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 36,623,321
                                                                      =============

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           26 | ACTIVE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

PERIOD ENDED JANUARY 31,                                                                 2006 1
-------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment income                                                             $   8,127,024
-------------------------------------------------------------------------------------------------
Net realized gain                                                                     5,393,678
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                23,102,619
                                                                                  ---------------
Net increase in net assets resulting from operations                                 36,623,321

-------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                              (4,500,051)
Class B                                                                              (1,549,890)
Class C                                                                              (1,619,117)
Class N                                                                                (414,437)
Class Y                                                                                  (6,386)
-------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                (376,546)
Class B                                                                                (149,661)
Class C                                                                                (153,460)
Class N                                                                                 (35,176)
Class Y                                                                                    (507)

-------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                             278,869,967
Class B                                                                             109,728,240
Class C                                                                             119,590,827
Class N                                                                              27,088,823
Class Y                                                                                 455,957

-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
Total increase                                                                      563,551,904
-------------------------------------------------------------------------------------------------
Beginning of period                                                                     104,000 2
                                                                                  ---------------
End of period (including accumulated net investment income of $53,764
for the period ended January 31, 2006)                                            $ 563,655,904
                                                                                  ===============

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Reflects the value of the Manager's initial seed money investment on March 15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           27 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       CLASS A       CLASS B       CLASS C
PERIOD ENDED JANUARY 31,                                2006 1        2006 1        2006 1
---------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  10.00      $  10.00      $  10.00
---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                    .43           .36           .37
Net realized and unrealized gain                           .89           .91           .89
                                                      ---------------------------------------
Total from investment operations                          1.32          1.27          1.26
---------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.20)         (.18)         (.18)
Distributions from net realized gain                      (.02)         (.02)         (.02)
                                                      ---------------------------------------
Total dividends and/or distributions
to shareholders                                           (.22)         (.20)         (.20)
---------------------------------------------------------------------------------------------

Net asset value, end of period                        $  11.10      $  11.07      $  11.06
                                                      =======================================

---------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       13.31%        12.72%        12.66%
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $293,578      $115,629      $125,622
---------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $112,224      $ 46,284      $ 45,647
---------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     4.94%         4.06%         4.18%
Total expenses                                            0.56% 5       1.37% 6       1.33% 7
Expenses after waivers and reimbursements and
reduction to custodian expenses                           0.55%         1.34%         1.31%
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                     90%           90%           90%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.28% for January 31, 2006.

6. Expenses including all underlying fund expenses were 2.09% for January 31, 2006.

7. Expenses including all underlying fund expenses were 2.05% for January 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           28 | ACTIVE ALLOCATION FUND

                                                       CLASS N        CLASS Y
PERIOD ENDED JANUARY 31,                                2006 1         2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $   10.00      $   10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                    .46            .39
Net realized and unrealized gain                           .85            .97
                                                     ---------------------------
Total from investment operations                          1.31           1.36
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.20)          (.21)
Distributions from net realized gain                      (.02)          (.02)
                                                     ---------------------------
Total dividends and/or distributions
to shareholders                                           (.22)          (.23)
--------------------------------------------------------------------------------
Net asset value, end of period                       $   11.09      $   11.13
                                                     ===========================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       13.18%         13.72%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $  28,345      $     482
--------------------------------------------------------------------------------
Average net assets (in thousands)                    $   9,156      $     196
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     5.28%          4.44%
Total expenses                                            0.73% 5        0.33% 6
Expenses after waivers and reimbursements and
reduction to custodian expenses                           0.72%          0.21%
--------------------------------------------------------------------------------
Portfolio turnover rate                                     90%            90%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.45% for January 31, 2006.

6. Expenses including all underlying fund expenses were 1.05% for January 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           29 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Active Allocation Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital with a secondary objective of current income. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Core Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, Oppenheimer Global Opportunities Fund, Oppenheimer Main Street Fund(R), Oppenheimer Main Street Opportunity Fund(R), Oppenheimer Main Street Small Cap Fund(R), Oppenheimer Real Estate Fund, Oppenheimer Strategic Income Fund and Oppenheimer Value Fund (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

Oppenheimer Funds:
Oppenheimer Core Bond Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund


                           30 | ACTIVE ALLOCATION FUND

Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund

      In addition, up to 20% of the Portfolio's net assets may be invested according to a tactical allocation among up to four Oppenheimer funds or money market securities based on recommendations made by the Manager.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.


                           31 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
  UNDISTRIBUTED      UNDISTRIBUTED         ACCUMULATED       OTHER INVESTMENTS
  NET INVESTMENT         LONG-TERM                LOSS      FOR FEDERAL INCOME
  INCOME                      GAIN      CARRYFORWARD 1            TAX PURPOSES
  ----------------------------------------------------------------------------
  $54,033               $5,975,584                 $--             $21,299,440

1. During the period ended January 31, 2006, the Portfolio did not have any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio. Accordingly, the following amounts have been reclassified for January 31, 2006. Net assets of the Portfolio were unaffected by the reclassifications.


                           32 | ACTIVE ALLOCATION FUND

                                                                   REDUCTION
                                     INCREASE             TO ACCUMULATED NET
  INCREASE                 TO ACCUMULATED NET                  REALIZED GAIN
  TO PAID-IN CAPITAL        INVESTMENT INCOME               ON INVESTMENTS 2
  --------------------------------------------------------------------------
  $489,302                            $16,621                       $505,923

2. $506,265, all of which was long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the period ended January 31, 2006 was as follows:

                                                                PERIOD ENDED
                                                            JANUARY 31, 2006
  --------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                                                 $8,805,231

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                Federal tax cost of securities    $ 536,520,255
                                                  ==============
                Gross unrealized appreciation     $  22,353,457
                Gross unrealized depreciation        (1,054,017)
                                                  --------------
                Net unrealized appreciation       $  21,299,440
                                                  ==============

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Portfolio at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. At January 31, 2006, the Portfolio had $39 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.


                           33 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S.
generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                     PERIOD ENDED JANUARY 31, 2006 1,2
                                            SHARES              AMOUNT
-----------------------------------------------------------------------
CLASS A
Sold                                    27,068,123      $  285,660,045
Dividends and/or
distributions reinvested                   438,928           4,665,805
Redeemed                                (1,078,458)        (11,455,883)
                                      ---------------------------------
Net increase                            26,428,593      $  278,869,967
                                      =================================

-----------------------------------------------------------------------
CLASS B
Sold                                    10,764,936      $  113,091,487
Dividends and/or
distributions reinvested                   154,655           1,639,339
Redeemed                                  (471,208)         (5,002,586)
                                      ---------------------------------
Net increase                            10,448,383      $  109,728,240
                                      =================================

-----------------------------------------------------------------------
CLASS C
Sold                                    11,696,791      $  123,196,995
Dividends and/or
distributions reinvested                   155,748           1,649,374
Redeemed                                  (492,044)         (5,255,542)
                                      ---------------------------------
Net increase                            11,360,495      $  119,590,827
                                      =================================


                           34 | ACTIVE ALLOCATION FUND

                                     PERIOD ENDED JANUARY 31, 2006 1,2
                                            SHARES              AMOUNT
-----------------------------------------------------------------------
CLASS N
Sold                                     2,664,849      $   28,261,231
Dividends and/or
distributions reinvested                    42,051             446,165
Redeemed                                  (150,627)         (1,618,573)
                                      ---------------------------------
Net increase                             2,556,273      $   27,088,823
                                      =================================

-----------------------------------------------------------------------
CLASS Y
Sold                                        54,640      $      577,537
Dividends and/or
distributions reinvested                       645               6,870
Redeemed                                   (12,120)           (128,450)
                                      ---------------------------------
Net increase                                43,165      $      455,957
                                      =================================

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. The Portfolio sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended January 31, 2006, were as follows:

                                     PURCHASES                   SALES
        --------------------------------------------------------------
        Investment securities     $725,196,533            $191,277,223

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the period ended January 31, 2006 was 0.60%.

      The Portfolio pays the Manager an asset allocation fee equal to an annual rate of 0.10% of the average daily net assets of the Portfolio.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the period ended January 31, 2006, the Portfolio paid $187,555 to OFS for services to the Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
INITIAL OFFERING AND ORGANIZATIONAL COSTS. The Manager assumed all initial offering and organizational costs associated with the registration and seeding of the Portfolio.


                           35 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Portfolio under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Portfolio has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services and costs in connection with the distribution of those shares and servicing accounts. Under the plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2006 for Class B, Class C and Class N shares were $1,607,656, $932,769 and $317,511, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                         CLASS A          CLASS B         CLASS C         CLASS N
                         CLASS A      CONTINGENT       CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED         DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES    SALES CHARGES   SALES CHARGES   SALES CHARGES
                     RETAINED BY     RETAINED BY      RETAINED BY     RETAINED BY     RETAINED BY
PERIOD ENDED         DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------------------
January 31, 2006      $1,474,177             $--          $44,078         $16,412          $4,555


                           36 | ACTIVE ALLOCATION FUND

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees paid directly by the Portfolio to 0.35% of average annual net assets for each class. During the period ended January 31, 2006, OFS waived $365, $186, $15 and $12 for Class B, Class C,
Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

      The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that Combined Total Annual and Underlying Fund Operating Expenses as a percentage of average daily net assets will not exceed the following annual rates: 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C,
Class N and Class Y, respectively. During the period ended January 31, 2006, the Manager reimbursed the Portfolio $18,930, $10,748, $7,600, $763 and $190, for the Class A, Class B, Class C, Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

--------------------------------------------------------------------------------
5. LITIGATION

A complaint was filed as a putative class action against the Manager and OFS (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. Seven of the eight counts in the complaint, including claims against certain of the Oppenheimer funds excluding the Portfolio, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, under a court order dated March 10, 2006, in response to a motion to dismiss the suit that had been filed by the defendants. The remaining count against the Adviser Defendants alleges, among other things, that the defendants charged excessive fees in violation of section 36(b) of the Investment Company Act of 1940. The plaintiffs seek unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Adviser Defendants believe that the claims asserted in the remaining count under this lawsuit are without merit, and intend to defend the suit vigorously and contest any claimed liability. They believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

--------------------------------------------------------------------------------
6. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

At a meeting held on December 14, 2005, the Board of Trustees of the Fund appointed KPMG LLP as the independent registered public accounting firm to the Fund to replace the firm of Ernst & Young LLP, who were dismissed as the independent registered public


                           37 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Continued

accounting firm to the Fund. This change in the Fund's auditors was approved by the Fund's audit committee and ratified by the Fund's independent Trustees.

      The report of Ernst & Young LLP on the Fund's statements of assets and liabilities as of March 15, 2005 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles.

      The Fund commenced operations on April 5, 2005. During the period from March 15, 2005 through December 14, 2005, there were no disagreements with Ernst & Young LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures which, if not resolved to the satisfaction of Ernst & Young LLP, would have caused Ernst & Young LLP to make reference to the matter in their report.


                           38 | ACTIVE ALLOCATION FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:
We have audited the accompanying statement of assets and liabilities of Active Allocation Fund (one of the portfolios constituting the Oppenheimer Portfolio Series), including the statement of investments, as of January 31, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period April 5, 2005 (commencement of operations) to January 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Allocation Fund as of January 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the period April 5, 2005 (commencement of operations) to January 31, 2006, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
March 15, 2006


                           39 | ACTIVE ALLOCATION FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Portfolio during calendar year 2005. Regulations of the U.S. Treasury Department require the Portfolio to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Portfolio during the fiscal year ended January 31, 2006 which are not designated as capital gain distributions should be multiplied by 26.42% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Portfolio during the fiscal year ended January 31, 2006 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Portfolio has received qualified dividend income as stipulated by recent tax legislation. $3,110,591 of the Portfolio's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Portfolio to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                          40 | ACTIVE ALLOCATION FUND

REPORT OF SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On September 26, 2005, a shareholder meeting of the Oppenheimer Portfolio
Series on behalf of Active Allocation Fund was held at which the eleven
Trustees identified below were elected. The following is a report of the votes cast:

--------------------------------------------------------------------------------
NOMINEE                                  FOR         WITHHELD             TOTAL
--------------------------------------------------------------------------------
TRUSTEES
Matthew P. Fink                6,000,869.900      134,980.874     6,135,850.774
Robert G. Galli                6,000,869.900      134,980.874     6,135,850.774
Phillip A. Griffiths           6,000,869.900      134,980.874     6,135,850.774
Mary F. Miller                 5,994,733.624      141,117.150     6,135,850.774
Joel W. Motley                 6,000,869.900      134,980.874     6,135,850.774
John V. Murphy                 5,996,947.708      138,903.066     6,135,850.774
Kenneth A. Randall             5,986,566.528      149,284.246     6,135,850.774
Russell S. Reynolds, Jr.       6,000,869.900      134,980.874     6,135,850.774
Joseph M. Wikler               5,996,035.348      139,815.426     6,135,850.774
Peter I. Wold                  5,999,659.969      136,190.805     6,135,850.774
Clayton K. Yeutter             5,986,265.672      149,585.102     6,135,850.774


                           41 | ACTIVE ALLOCATION FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and
Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                           42 | ACTIVE ALLOCATION FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE      PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER
FUND, LENGTH OF SERVICE, AGE         TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF PORTFOLIOS IN THE FUND
                                     COMPLEX CURRENTLY OVERSEEN

INDEPENDENT                          THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON
TRUSTEES                             WAY, CENTENNIAL, COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN
                                     INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH
                                     OR REMOVAL.

CLAYTON K. YEUTTER,                  Director of American Commercial Lines (barge company) (since January
Chairman of the Board                2005); Attorney at Hogan & Hartson (law firm) (since June 1993);
of Trustees (since 2003),            Director of Danielson Holding Corp. (waste-to-energy company) (since
Trustee (since 2005)                 2002); Director of Weyerhaeuser Corp. (1999-April 2004); Director of
Age: 74                              Caterpillar, Inc. (1993-December 2002); Director of ConAgra Foods
                                     (1993-2001); Director of Texas Instruments (1993-2001); Director of
                                     FMC Corporation (1993-2001). Oversees 38 portfolios in the
                                     OppenheimerFunds complex.

MATTHEW P. FINK,                     Trustee of the Committee for Economic Development (policy research
Trustee (since 2005)                 foundation) (since 2005); Director of ICI Education Foundation
Age: 64                              (education foundation) (since October 1991); President of the
                                     Investment Company Institute (trade association) (1991-2004);
                                     Director of ICI Mutual Insurance Company (insurance company)
                                     (1991-2004). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                     A trustee or director of other Oppenheimer funds. Oversees 48
Trustee (since 2005)                 portfolios in the OppenheimerFunds complex.
Age: 72

PHILLIP A. GRIFFITHS,                Director of GSI Lumonics Inc. (precision medical equipment supplier)
Trustee (since 2005)                 (since 2001); Trustee of Woodward Academy (since 1983); Senior
Age: 67                              Advisor of The Andrew W. Mellon Foundation (since 2001); Member of the National Academy of Sciences (since 1979); Member of the
                                     American Philosophical Society (since 1996); Council on Foreign
                                     Relations (since 2002); Director of the Institute for Advanced Study
                                     (1991-2004); Director of Bankers Trust New York Corporation
                                     (1994-1999). Oversees 38 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                      Trustee of the American Symphony Orchestra (not-for-profit) (since
Trustee (since 2005)                 October 1998); and Senior Vice President and General Auditor of
Age: 63                              American Express Company (financial services company) (July
                                     1998-February 2003). Oversees 38 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                      Director of Columbia Equity Financial Corp. (privately-held
Trustee (since 2005)                 financial adviser) (since 2002); Managing Director of Carmona
Age: 53                              Motley, Inc. (privately-held financial adviser) (since January
                                     2002); Managing Director of Carmona Motley Hoffman Inc.
                                     (privately-held financial adviser) (January 1998-December 2001).
                                     Oversees 38 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,                  Director of Dominion Resources, Inc. (electric utility holding
Trustee (since 2005)                 company) (since February 1972); Former Director of Prime Retail,
Age: 78                              Inc. (real estate investment trust), Dominion Energy Inc. (electric power and oil & gas producer), Lumbermens Mutual Casualty Company,
                                     American Motorists Insurance Company and American Manufacturers
                                     Mutual Insurance Company; Former President and Chief Executive
                                     Officer of The Conference Board, Inc. (international economic and business research). Oversees 38 portfolios in the OppenheimerFunds complex.


                           43 | ACTIVE ALLOCATION FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

RUSSELL S. REYNOLDS, JR.,            Chairman of The Directorship Search Group, Inc. (corporate
Trustee (since 2005)                 governance consulting and executive recruiting) (since 1993); Life
Age: 73                              Trustee of International House (non-profit educational
                                     organization); Former Trustee of The Historical Society of the Town
                                     of Greenwich. Oversees 38 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                    Director of the following medical device companies: Medintec (since
Trustee (since 2005)                 1992) and Cathco (since 1996); Director of Lakes Environmental
Age: 64                              Association (since 1996); Member of the Investment Committee of the
                                     Associated Jewish Charities of Baltimore (since 1994); Director of
                                     Fortis/Hartford mutual funds (1994-December 2001). Oversees 39 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                       President of Wold Oil Properties, Inc. (oil and gas exploration and
Trustee (since 2005)                 production company) (since 1994); Vice President, Secretary and
Age: 57                              Treasurer of Wold Trona Company, Inc. (soda ash processing and production) (since 1996); Vice President of Wold Talc Company, Inc.
                                     (talc mining) (since 1999); Managing Member of Hole-in-the-Wall
                                     Ranch (cattle ranching) (since 1979); Director and Chairman of the
                                     Denver Branch of the Federal Reserve Bank of Kansas City
                                     (1993-1999); and Director of PacifiCorp. (electric utility)
                                     (1995-1999). Oversees 39 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,                     General Partner of Odyssey Partners, L.P. (hedge fund) (since
Trustee (since 2005)                 September 1995); Director of Special Value Opportunities Fund, LLC
Age: 62                              (registered investment company) (since September 2004); Member,
                                     Zurich Financial Investment Advisory Board (affiliate of the
                                     Manager's parent company) (since October 2004); Board of Governing
                                     Trustees of The Jackson Laboratory (non-profit) (since August 1990);
                                     Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Special Limited Partner of Odyssey
                                     Investment Partners, LLC (private equity investment) (January
                                     1999-September 2004); Trustee of Research Foundation of AIMR
                                     (2000-2002) (investment research, non-profit); Governor, Jerome Levy
                                     Economics Institute of Bard College (August 1990-September 2001)
                                     (economics research); Director of Ray & Berendtson, Inc. (May
                                     2000-April 2002) (executive search firm); President and Chief
                                     Executive Officer of the Delaware Group of Mutual Funds (1992-1995);
                                     Chairman, President and Chief Executive Officer of Equitable Capital
                                     Management Corporation (1985-1992); Executive Vice President and
                                     Chief Investment Officer at The Equitable Life Assurance Society of
                                     the U.S. (1979-1992); Vice President and Co-manager at Smith Barney,
                                     Harris Upham and Company (1970-1979); Engineer, Sperry Gyroscope
                                     Company (1966-1970); former governor of the Association for
                                     Investment Management and Research; former chairman of the Institute of Chartered Financial Analysts; Chartered Financial Analyst.
                                     Oversees 48 portfolios in the OppenheimerFunds complex.


                           44 | ACTIVE ALLOCATION FUND

----------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                   THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225
AND OFFICER                          LIBERTY STREET, 11TH FLOOR, NEW YORK, NEW YORK 10281-1008. MR.
                                     MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                                     RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN
                                     INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR
                                     REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS
                                     WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                      Chairman, Chief Executive Officer and Director (since June 2001)
Trustee, President and               and President (since September 2000) of the Manager; President and
Principal Executive Officer          Director or Trustee of other Oppenheimer funds; President and
(since 2005)                         Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's
Age: 56                              parent holding company) and of Oppenheimer Partnership Holdings,
                                     Inc. (holding company subsidiary of the Manager) (since July
                                     2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since November 2001); Chairman and Director of
                                     Shareholder Services, Inc. and of Shareholder Financial Services,
                                     Inc. (transfer agent subsidiaries of the Manager) (since July
                                     2001); President and Director of OppenheimerFunds Legacy Program
                                     (charitable trust program established by the Manager) (since July
                                     2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc.,
                                     Centennial Asset Management Corporation, Trinity Investment
                                     Management Corporation and Tremont Capital Management, Inc. (since
                                     November 2001), HarbourView Asset Management Corporation and OFI
                                     Private Investments, Inc. (since July 2001); President (since
                                     November 1, 2001) and Director (since July 2001) of Oppenheimer
                                     Real Asset Management, Inc.; Executive Vice President of
                                     Massachusetts Mutual Life Insurance Company (OAC's parent company)
                                     (since February 1997); Director of DLB Acquisition Corporation
                                     (holding company parent of Babson Capital Management LLC) (since
                                     June 1995); Member of the Investment Company Institute's Board of
                                     Governors (since October 3, 2003); Chief Operating Officer of the
                                     Manager (September 2000-June 2001); President and Trustee of MML
                                     Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of
                                     C.M. Life Insurance Company (September 1999-August 2000);
                                     President, Chief Executive Officer and Director of MML Bay State
                                     Life Insurance Company (September 1999-August 2000); Director of
                                     Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998).
                                     Oversees 87 portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------
OTHER OFFICERS                       THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS:
OF THE PORTFOLIO                     FOR MESSRS. SCHADT, WEBMAN, WILBY, WOLFGRUBER, WONG AND ZACK, TWO
                                     WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK
                                     10281-1008, FOR MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON WAY,
                                     CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN
                                     INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT DEATH
                                     OR REMOVAL.

RUDI W. SCHADT,                      Vice President, Director of Research in Product Design and Risk
Vice President and Portfolio         Management of the Manager. Prior to joining the Manager in
Manager (since 2005)                 February 2002 he was a Director and Senior Quantitative Analyst
Age: 48                              (2000-2001) at UBS Asset Management prior to which he was an
                                     Associate Director of Research (since June 1999) and Senior
                                     Researcher and Portfolio Manager (from June 1997) at State Street
                                     Global Advisors. An officer of 7 portfolios in the
                                     OppenheimerFunds complex.

JERRY WEBMAN,                        Senior Vice President (since February 1996) and Senior Investment
Vice President and Portfolio         Officer and Director (since 1997) of the Manager's Fixed Income
Manager (since 2005)                 Investments; Senior Vice President (since May 1999) of HarbourView
Age: 56                              Asset Management Corporation. An officer of 4 portfolios in the
                                     OppenheimerFunds complex.


                           45 | ACTIVE ALLOCATION FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
WILLIAM L. WILBY,                    Senior Vice President (since July 1994) and Senior Investment
Vice President and Portfolio         Officer, Director of Equities (since July 2004) of the Manager.
Manager (since 2005)                 Formerly, Senior Investment Officer, Director of International
Age: 61                              Equities of the Manager (May 2000-July 2004) and Senior Vice
                                     President of HarbourView Asset Management Corporation (May 1999-
                                     November 2001). An officer of 6 portfolios in the OppenheimerFunds complex.

KURT WOLFGRUBER,                     Executive Vice President (since March 2003) and Chief Investment
Vice President and Portfolio         Officer and Director (since July 2003) of the Manager; Director of
Manager (since 2005)                 HarbourView Asset Management Corporation and of OFI Institutional
Age: 55                              Asset Management, Inc. (since June 2003) and of Tremont Capital
                                     Management, Inc. (since October 2001). An officer of 4 portfolios in the OppenheimerFunds complex.

CALEB WONG,                          Vice President of the Manager since June 1999; worked in
Vice President and Portfolio         fixed-income quantitative research and risk management for the
Manager (since 2005)                 Manager (since July 1996); an officer of 2 portfolios in the
Age: 40                              OppenheimerFunds complex. Formerly Assistant Vice President of the
                                     Manager (January 1997-June 1999); before joining the Manager in July
                                     1996 Mr. Wong was enrolled in the Ph.D. program for Economics at the
                                     University of Chicago.

MARK S. VANDEHEY,                    Senior Vice President and Chief Compliance Officer of the Manager
Vice President and Chief             (since March 2004); Vice President of OppenheimerFunds Distributor,
Compliance Officer                   Inc., Centennial Asset Management Corporation and Shareholder
(since 2005)                         Services, Inc. (since June 1983). Former Vice President and Director
Age: 55                              of Internal Audit of the Manager (1997-February 2004). An officer of 87 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                     Senior Vice President and Treasurer of the Manager (since March
Treasurer and Principal              1999); Treasurer of the following: HarbourView Asset Management
Financial and Accounting             Corporation, Shareholder Financial Services, Inc., Shareholder
Officer (since 2005)                 Services, Inc., Oppenheimer Real Asset Management Corporation, and
Age: 46                              Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
                                     Private Investments, Inc. (since March 2000), OppenheimerFunds
                                     International Ltd. (since May 2000), OppenheimerFunds plc (since May
                                     2000), OFI Institutional Asset Management, Inc. (since November
                                     2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief
                                     Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following:
                                     OAC (since March 1999),Centennial Asset Management Corporation
                                     (March 1999-October 2003) and OppenheimerFunds Legacy Program (April
                                     2000-June 2003); Principal and Chief Operating Officer of Bankers
                                     Trust Company-Mutual Fund Services Division (March 1995-March 1999).
                                     An officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                      Executive Vice President (since January 2004) and General Counsel
Secretary (since 2005)               (since March 2002) of the Manager; General Counsel and Director of
Age: 57                              the Distributor (since December 2001); General Counsel of Centennial
                                     Asset Management Corporation (since December 2001); Senior Vice
                                     President and General Counsel of HarbourView Asset Management
                                     Corporation (since December 2001); Secretary and General Counsel of
                                     OAC (since November 2001); Assistant Secretary (since September
                                     1997) and Director (since November 2001) of OppenheimerFunds
                                     International Ltd. and OppenheimerFunds plc; Vice President and
                                     Director of Oppenheimer Partnership Holdings, Inc. (since December
                                     2002); Director of Oppenheimer Real Asset Management, Inc. (since
                                     November 2001); Senior Vice President, General Counsel and Director
                                     of


                           46 | ACTIVE ALLOCATION FUND

ROBERT G. ZACK,                      Shareholder Financial Services, Inc. and Shareholder Services, Inc.
Continued                            (since December 2001); Senior Vice President, General Counsel and
                                     Director of OFI Private Investments, Inc. and OFI Trust Company
                                     (since November 2001); Vice President of OppenheimerFunds Legacy
                                     Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001);
                                     Director of OppenheimerFunds (Asia) Limited (since December 2003);
                                     Senior Vice President (May 1985-December 2003), Acting General
                                     Counsel (November 2001-February 2002) and Associate General Counsel
                                     (May 1981-October 2001) of the Manager; Assistant Secretary of the
                                     following: Shareholder Services, Inc. (May 1985-November 2001),
                                     Shareholder Financial Services, Inc. (November 1989-November 2001),
                                     and OppenheimerFunds International Ltd. (September 1997-November
                                     2001). An officer of 87 portfolios in the OppenheimerFunds complex.

THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                           47 | ACTIVE ALLOCATION FUND




AGGRESSIVE INVESTOR FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET CLASS ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Global Equity                    31.5%
U.S. Equity                      68.5

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2006, and are based on the total market value of investments in affiliated companies.
--------------------------------------------------------------------------------


                          8 | AGGRESSIVE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE PORTFOLIO PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE PORTFOLIO'S PERFORMANCE DURING THE REPORTING PERIOD OF APRIL 5, 2005 TO JANUARY 31, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE PORTFOLIO'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

Since its inception on April 5, 2005 to the end of the period on January 31, 2006, the Portfolio outperformed its benchmark, the S&P 500 Index. We attribute the Portfolio's outperformance of its benchmark to its diversified equity weighting that enabled it to own sectors not included in the S&P 500 Index, especially those of international markets, which posted strong results over the reporting period.

      Over the reporting period the MSCI All Country World Index, an unmanaged index that is designed to measure equity market performance in the global developed and emerging markets, returned 17.56%, far outpacing the S&P 500 Index. Since the Portfolio had an approximately 30% allocation to foreign markets through the underlying international funds it holds, it reaped the benefits as these markets expanded. Major contributors to performance included Oppenheimer Global Fund, Oppenheimer Global Opportunities Fund and Oppenheimer Developing Markets Fund.

      The Portfolio's allocations to Oppenheimer Global Fund and Oppenheimer Global Opportunities Fund benefited performance as the Funds produced strong returns of 24.72% and 38.63%, respectively. The strong performance of both Funds can be attributed to a successful stock selection process as well as the beneficial effects of a strengthening global economy. The Portfolio's exposure to Oppenheimer Developing Markets Fund also significantly contributed to performance, as it produced a total return of 50.9% over the period. The Portfolio benefited from a strong individual stock selection process as well as its exposure to the emerging markets.

      Although the other equity funds that the Portfolio owned produced solid returns, they did not match the returns of the international funds and slightly hampered performance. We attribute the underperformance of our domestic equity funds relative to the performance of our international funds to the simple fact that the domestic funds are focused on the U.S. equity market, which generally underperformed international markets over the period.

COMPARING THE PORTFOLIO'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Portfolio held until January 31, 2006. Performance is measured from the inception of Classes A, B, C, N, and Y on April 5, 2005. The Portfolio's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent


                          9 | AGGRESSIVE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Portfolio's performance is compared to the performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index of equity securities. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Portfolio's performance reflects the effects of the Portfolio's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Portfolio's performance, it must be noted that the Portfolio's investments are not limited to the investments in the index.


                          10 | AGGRESSIVE INVESTOR FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Aggressive Investor Fund (Class A)

      S&P 500 Index

      MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                Oppenheimer Portfolio
                  Series: Aggressive
                    Investor Fund           S & P 500             MSCI
                     (Class A)                Index            World Index

04/05/2005              9,425                 10,000             10,000
04/30/2005              9,199                  9,810              9,788
07/31/2005              9,991                 10,514             10,414
10/31/2005              9,972                 10,327             10,514
01/31/2006             11,071                 11,005             11,612

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/06

Since Inception (4/5/05) 10.71%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                          11 | AGGRESSIVE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Aggressive Investor Fund (Class B)

      S&P 500 Index

      MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

               Oppenheimer Portfolio
                Series: Aggressive
                  Investor Fund            S & P 500             MSCI
                    (Class B)                Index            World Index

04/05/2005           10,000                 10,000              10,000
04/30/2005            9,750                  9,810               9,788
07/31/2005           10,580                 10,514              10,414
10/31/2005           10,540                 10,327              10,514
01/31/2006           11,170                 11,005              11,612

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/06

Since Inception (4/5/05) 11.70%


                          12 | AGGRESSIVE INVESTOR FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Aggressive Investor Fund (Class C)

      S&P 500 Index

      MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

              Oppenheimer Portfolio
                Series: Aggressive
                  Investor Fund          S & P 500             MSCI
                   (Class C)                Index           World Index

04/05/2005           10,000                10,000             10,000
04/30/2005            9,750                 9,810              9,788
07/31/2005           10,570                10,514             10,414
10/31/2005           10,530                10,327             10,514
01/31/2006           11,564                11,005             11,612

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/06

Since Inception (4/5/05) 15.64%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                          13 | AGGRESSIVE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Aggressive Investor Fund (Class N)

      S&P 500 Index

      MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                Oppenheimer Portfolio
                  Series: Aggressive
                    Investor Fund           S & P 500            MSCI
                      (Class N)                Index          World Index

04/05/2005             10,000                 10,000            10,000
04/30/2005              9,750                  9,810             9,788
07/31/2005             10,600                 10,514            10,414
10/31/2005             10,580                 10,327            10,514
01/31/2006             11,634                 11,005            11,612

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/06

Since Inception (4/5/05) 16.34%


                          14 | AGGRESSIVE INVESTOR FUND

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Aggressive Investor Fund (Class Y)

      S&P 500 Index

      MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

               Oppenheimer Portfolio
                Series: Aggressive
                  Investor Fund            S & P 500             MSCI
                    (Class Y)                Index            World Index

04/05/2005            10,000                 10,000             10,000
04/30/2005             9,760                  9,810              9,788
07/31/2005            10,600                 10,514             10,414
10/31/2005            10,600                 10,327             10,514
01/31/2006            11,769                 11,005             11,612

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE PORTFOLIO AT 1/31/06

Since Inception (4/5/05) 17.69%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                          15 | AGGRESSIVE INVESTOR FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Portfolio's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

Investors should consider the Portfolio's investment objectives, risks, and other charges and expenses carefully before investing. The Portfolio's prospectus contains this and other information about the Portfolio, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Portfolio's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Portfolio were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Portfolio were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Portfolio's Statement of Additional Information.


                          16 | AGGRESSIVE INVESTOR FUND

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

PORTFOLIO EXPENSES. As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                          17 | AGGRESSIVE INVESTOR FUND

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                             BEGINNING       ENDING           EXPENSES
                             ACCOUNT         ACCOUNT          PAID DURING
                             VALUE           VALUE            6 MONTHS ENDED
                             (8/1/05)        (1/31/06)        JANUARY 31, 2006
--------------------------------------------------------------------------------
Class A Actual               $1,000.00       $1,108.10        $3.62
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00        1,021.78         3.47
--------------------------------------------------------------------------------
Class B Actual                1,000.00        1,103.00         7.98
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00        1,017.64         7.66
--------------------------------------------------------------------------------
Class C Actual                1,000.00        1,103.50         7.71
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00        1,017.90         7.40
--------------------------------------------------------------------------------
Class N Actual                1,000.00        1,107.00         4.10
--------------------------------------------------------------------------------
Class N Hypothetical          1,000.00        1,021.32         3.93
--------------------------------------------------------------------------------
Class Y Actual                1,000.00        1,110.20         1.33
--------------------------------------------------------------------------------
Class Y Hypothetical          1,000.00        1,023.95         1.28

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, based on the 6-month period ended January 31, 2006 are as follows:

CLASS                EXPENSE RATIOS
-----------------------------------
Class A                   0.68%
-----------------------------------
Class B                   1.50
-----------------------------------
Class C                   1.45
-----------------------------------
Class N                   0.77
-----------------------------------
Class Y                   0.25

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Portfolio's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Portfolio's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                          18 | AGGRESSIVE INVESTOR FUND

STATEMENT OF INVESTMENTS January 31, 2006
--------------------------------------------------------------------------------

                                                                                                      VALUE
                                                                                  SHARES         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--98.4% 1
GLOBAL EQUITY--31.0%
Oppenheimer Developing Markets Fund, Cl. Y                                       131,194        $ 5,195,257
-----------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                                   265,671         18,785,577
-----------------------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                                     124,676          5,045,603
                                                                                                -----------
                                                                                                 29,026,437
-----------------------------------------------------------------------------------------------------------
U. S. EQUITY--67.4%
Oppenheimer Capital Appreciation Fund, Cl. Y                                     393,164         17,943,986
-----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                              347,889         13,362,423
-----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                                  633,885          8,988,492
-----------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                                    409,733          9,468,940
-----------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                    541,824         13,269,265
                                                                                               ------------
                                                                                                 63,033,106
                                                                                                -----------
Total Investments in Affiliated Companies (Cost $86,895,651)                                     92,059,543

                                                                               PRINCIPAL
                                                                                  AMOUNT
-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.6%
Undivided interest of 0.07% in joint repurchase agreement (Principal
Amount/Value $781,426,000, with a maturity value of $781,521,291)
with UBS Warburg LLC, 4.39%, dated 1/31/06, to be repurchased at $535,065 on 2/1/06, collateralized by Federal Home Loan Mortgage
Corp., 5%, 12/1/35, with a value of $799,056,396 (Cost $535,000)                $535,000            535,000
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $87,430,651)                                      99.0%        92,594,543
-----------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                      1.0            968,493
                                                                                ---------------------------
NET ASSETS                                                                         100.0%       $93,563,036
                                                                                ===========================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Affiliated companies. Represents ownership of an affiliated fund, at or during the period ended January 31, 2006.

Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES           GROSS           GROSS          SHARES
                                                    APRIL 5, 2005       ADDITIONS      REDUCTIONS   JAN. 31, 2006
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                   --         393,164              --         393,164
Oppenheimer Developing Markets Fund, Cl. A                     --          69,254          69,254              --
Oppenheimer Developing Markets Fund, Cl. Y                     --         131,194              --         131,194
Oppenheimer Global Fund, Cl. Y                                 --         265,671              --         265,671
Oppenheimer Global Opportunities Fund, Cl. Y                   --         124,676              --         124,676
Oppenheimer Main Street Fund, Cl. Y                            --         347,889              --         347,889
Oppenheimer Main Street Opportunity Fund, Cl. Y                --         633,885              --         633,885
Oppenheimer Main Street Small Cap Fund, Cl. Y                  --         409,733              --         409,733
Oppenheimer Value Fund, Cl. Y                                  --         541,824              --         541,824


                          19 | AGGRESSIVE INVESTOR FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                          VALUE        DIVIDEND        REALIZED
                                                     SEE NOTE 1          INCOME            GAIN
-----------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y        $17,943,986     $   102,086     $        --
Oppenheimer Developing Markets Fund, Cl. A                   --              --         136,715
Oppenheimer Developing Markets Fund, Cl. Y            5,195,257          80,177              --
Oppenheimer Global Fund, Cl. Y                       18,785,577         111,604              --
Oppenheimer Global Opportunities Fund, Cl. Y          5,045,603          63,790              --
Oppenheimer Main Street Fund, Cl. Y                  13,362,423         113,520              --
Oppenheimer Main Street Opportunity Fund, Cl. Y       8,988,492         120,815              --
Oppenheimer Main Street Small Cap Fund, Cl. Y         9,468,940          67,423              --
Oppenheimer Value Fund, Cl. Y                        13,269,265         191,917              --
                                                    -------------------------------------------
                                                    $92,059,543     $   851,332     $   136,715
                                                    ===========================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          20 | AGGRESSIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES January 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $535,000)                              $   535,000
Affiliated companies (cost $86,895,651)                              92,059,543
                                                                    ------------
                                                                     92,594,543
--------------------------------------------------------------------------------
Cash                                                                      5,412
--------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                    1,785,905
Interest and dividends                                                       65
Other                                                                     2,109
                                                                    ------------
Total assets                                                         94,388,034

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                   737,769
Shares of beneficial interest redeemed                                   17,527
Distribution and service plan fees                                       16,971
Shareholder communications                                               12,704
Transfer and shareholder servicing agent fees                            11,625
Trustees' compensation                                                       97
Other                                                                    28,305
                                                                    ------------
Total liabilities                                                       824,998

--------------------------------------------------------------------------------
NET ASSETS                                                          $93,563,036
                                                                    ============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                          $     8,084
--------------------------------------------------------------------------------
Additional paid-in capital                                           87,414,797
--------------------------------------------------------------------------------
Accumulated net investment loss                                             (41)
--------------------------------------------------------------------------------
Accumulated net realized gain on investments                            976,304
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                            5,163,892
--------------------------------------------------------------------------------
NET ASSETS                                                          $93,563,036
                                                                    ============


                          21 | AGGRESSIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $48,132,412
and 4,150,893 shares of beneficial interest outstanding)                                             $11.60
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)      $12.31
-----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $19,077,611 and 1,651,928
shares of beneficial interest outstanding)                                                           $11.55
-----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $20,033,822 and 1,735,743
shares of beneficial interest outstanding)                                                           $11.54
-----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $5,608,345 and 483,918 shares
of beneficial interest outstanding)                                                                  $11.59
-----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $710,846 and 61,222 shares of beneficial interest outstanding)                                    $11.61

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          22 | AGGRESSIVE INVESTOR FUND

STATEMENT OF OPERATIONS For the Period Ended January 31, 2006 1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends from affiliated companies                                  $  851,332
--------------------------------------------------------------------------------
Interest                                                                 11,236
                                                                     -----------
Total investment income                                                 862,568

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  34,064
Class B                                                                  57,776
Class C                                                                  50,173
Class N                                                                   7,028
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  28,007
Class B                                                                  14,158
Class C                                                                  10,884
Class N                                                                   1,431
Class Y                                                                     320
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  13,623
Class B                                                                   7,721
Class C                                                                   5,373
Class N                                                                     481
Class Y                                                                      11
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              25,582
--------------------------------------------------------------------------------
Trustees' compensation                                                    7,695
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 105
--------------------------------------------------------------------------------
Other                                                                    12,370
                                                                     -----------
Total expenses                                                          276,802
Less reduction to custodian expenses                                         (2)
Less waivers and reimbursements of expenses                              (5,919)
                                                                     -----------
Net expenses                                                            270,881

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   591,687

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on:
Distributions received from affiliated companies                      1,146,959
Affiliated companies                                                    136,715
                                                                     -----------
Net realized gain                                                     1,283,674
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                  5,163,892

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $7,039,253
                                                                     ===========

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          23 | AGGRESSIVE INVESTOR FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   PERIOD ENDED
                                                                               JANUARY 31, 2006 1
-------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment income                                                               $   591,687
-------------------------------------------------------------------------------------------------
Net realized gain                                                                     1,283,674
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                 5,163,892
                                                                                    -------------
Net increase in net assets resulting from operations                                  7,039,253

-------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                (380,503)
Class B                                                                                (127,617)
Class C                                                                                (120,802)
Class N                                                                                 (41,332)
Class Y                                                                                  (6,678)
-------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                 (67,178)
Class B                                                                                 (28,621)
Class C                                                                                 (25,903)
Class N                                                                                  (7,402)
Class Y                                                                                  (1,071)

-------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                              44,717,597
Class B                                                                              17,711,412
Class C                                                                              18,857,875
Class N                                                                               5,289,149
Class Y                                                                                 650,857

-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
Total increase                                                                       93,459,036
-------------------------------------------------------------------------------------------------
Beginning of period                                                                     104,000 2
                                                                                    -------------
End of period (including accumulated net investment loss
of $41 for the period ended January 31, 2006)                                       $93,563,036
                                                                                    =============

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Reflects the value of the Manager's initial seed money investment on March 15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          24 | AGGRESSIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    CLASS A          CLASS B          CLASS C
PERIOD ENDED JANUARY 31,                             2006 1           2006 1           2006 1
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 10.00          $ 10.00          $ 10.00
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                 .22              .16              .15
Net realized and unrealized gain                       1.52             1.50             1.51
                                                    --------------------------------------------
Total from investment operations                       1.74             1.66             1.66
------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.12)            (.09)            (.10)
Distributions from net realized gain                   (.02)            (.02)            (.02)
                                                    --------------------------------------------
Total dividends and distributions
to shareholders                                        (.14)            (.11)            (.12)
------------------------------------------------------------------------------------------------
Net asset value, end of period                      $ 11.60          $ 11.55          $ 11.54
                                                    ============================================

------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    17.46%           16.70%           16.64%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $48,132          $19,078          $20,034
------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $17,321          $ 7,050          $ 6,131
------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  2.47%            1.83%            1.71%
Total expenses                                         0.70% 5          1.53% 6          1.48% 7
Expenses after waivers and reimbursements
and reduction to custodian expenses                    0.68%            1.50%            1.45%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   7%               7%               7%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.39% for January 31, 2006.

6. Expenses including all underlying fund expenses were 2.22% for January 31, 2006.

7. Expenses including all underlying fund expenses were 2.17% for January 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          25 | AGGRESSIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                     CLASS N          CLASS Y
PERIOD ENDED JANUARY 31,                              2006 1           2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                  $10.00           $10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                  .24              .24
Net realized and unrealized gain                        1.49             1.52
                                                      --------------------------
Total from investment operations                        1.73             1.76
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.12)            (.13)
Distributions from net realized gain                    (.02)            (.02)
                                                      --------------------------
Total dividends and distributions
to shareholders                                         (.14)            (.15)
--------------------------------------------------------------------------------
Net asset value, end of period                        $11.59           $11.61
                                                      ==========================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     17.34%           17.69%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $5,608           $  711
--------------------------------------------------------------------------------
Average net assets (in thousands)                     $1,717           $  331
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                   2.62%            2.67%
Total expenses                                          0.79% 5          0.30% 6
Expenses after waivers and reimbursements
and reduction to custodian expenses                     0.78%            0.27%
--------------------------------------------------------------------------------
Portfolio turnover rate                                    7%               7%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.48% for January 31, 2006.

6. Expenses including all underlying fund expenses were 0.99% for January 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          26 | AGGRESSIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Aggressive Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Capital Appreciation Fund, Oppenheimer Developing Markets Fund, Oppenheimer Global Fund, Oppenheimer Global Opportunities Fund, Oppenheimer Main Street Fund(R), Oppenheimer Main Street Opportunity Fund(R), Oppenheimer Main Street Small Cap Fund(R) and Oppenheimer Value Fund (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do


                          27 | AGGRESSIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                          28 | AGGRESSIVE INVESTOR FUND

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
      UNDISTRIBUTED     UNDISTRIBUTED        ACCUMULATED       OTHER INVESTMENTS
      NET INVESTMENT        LONG-TERM               LOSS      FOR FEDERAL INCOME
      INCOME                     GAIN     CARRYFORWARD 1            TAX PURPOSES
      --------------------------------------------------------------------------
      $--                    $977,747                $--              $5,162,449

1. During the period ended January 31, 2006, the Portfolio did not have any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio. Accordingly, the following amounts have been reclassified for January 31, 2006. Net assets of the Portfolio were unaffected by the reclassifications.

                                                                       REDUCTION
                                         REDUCTION            TO ACCUMULATED NET
      INCREASE                      TO ACCUMULATED                 REALIZED GAIN
      TO PAID-IN CAPITAL           INVESTMENT LOSS              ON INVESTMENTS 2
      --------------------------------------------------------------------------
      $91,991                              $85,204                      $177,195

2. $95,557, all of which was long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the period ended January 31, 2006 was as follows:

                                                                    PERIOD ENDED
                                                                JANUARY 31, 2006
      --------------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                                                   $807,107

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities                 $87,432,094
                                               ===========
Gross unrealized appreciation                  $ 5,162,449
Gross unrealized depreciation                           --
                                               -----------
Net unrealized appreciation                    $ 5,162,449
                                               ===========

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded


                          29 | AGGRESSIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Portfolio at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. At January 31, 2006, the Portfolio had $39 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                          30 | AGGRESSIVE INVESTOR FUND

                               PERIOD ENDED JANUARY 31, 2006 1,2
                                         SHARES           AMOUNT
-----------------------------------------------------------------
CLASS A
Sold                                  4,307,796      $46,498,407
Dividends and/or
distributions reinvested                 38,611          427,037
Redeemed                               (205,514)      (2,207,847)
                                    -----------------------------
Net increase                          4,140,893      $44,717,597
                                    =============================

-----------------------------------------------------------------
CLASS B
Sold                                  1,712,718      $18,374,371
Dividends and/or
distributions reinvested                 13,238          145,879
Redeemed                                (74,128)        (808,838)
                                    -----------------------------
Net increase                          1,651,828      $17,711,412
                                    =============================

-----------------------------------------------------------------
CLASS C
Sold                                  1,784,313      $19,370,332
Dividends and/or
distributions reinvested                 12,844          141,411
Redeemed                                (61,514)        (653,868)
                                    -----------------------------
Net increase                          1,735,643      $18,857,875
                                    =============================

-----------------------------------------------------------------
CLASS N
Sold                                    536,355      $ 5,884,519
Dividends and/or
distributions reinvested                  3,629           40,096
Redeemed                                (56,166)        (635,466)
                                    -----------------------------
Net increase                            483,818      $ 5,289,149
                                    =============================

-----------------------------------------------------------------
CLASS Y
Sold                                     69,936      $   744,994
Dividends and/or
distributions reinvested                    699            7,734
Redeemed                                 (9,513)        (101,871)
                                    -----------------------------
Net increase                             61,122      $   650,857
                                    =============================

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. The Portfolio sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended January 31, 2006, were as follows:

                                                    PURCHASES              SALES
      --------------------------------------------------------------------------
      Investment Securities                       $89,015,063         $2,256,128


                          31 | AGGRESSIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the period ended January 31, 2006 was 0.58%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the period ended January 31, 2006, the Portfolio paid $43,055 to OFS for services to the Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
INITIAL OFFERING AND ORGANIZATIONAL COSTS. The Manager assumed all initial offering and organizational costs associated with the registration and seeding of the Portfolio.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Portfolio under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Portfolio has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services and costs in connection with the distribution of those shares and servicing accounts. Under the plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent


                          32 | AGGRESSIVE INVESTOR FUND
trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2006 for Class B, Class C and Class N shares were $262,957, $142,362 and $36,299, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                  CLASS A            CLASS B            CLASS C           CLASS N
                                               CONTINGENT         CONTINGENT         CONTINGENT        CONTINGENT
                                CLASS A    DEFERRED SALES     DEFERRED SALES     DEFERRED SALES    DEFERRED SALES
                        FRONT-END SALES           CHARGES            CHARGES            CHARGES           CHARGES
                       CHARGES RETAINED       RETAINED BY        RETAINED BY        RETAINED BY       RETAINED BY
PERIOD ENDED             BY DISTRIBUTOR       DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR       DISTRIBUTOR
-----------------------------------------------------------------------------------------------------------------
January 31, 2006               $265,087               $--             $5,572             $2,126            $5,679
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees paid directly by the Portfolio to 0.35% of average annual net assets for each class. During the period ended January 31, 2006, OFS waived $113, $3 and $4 for Class B, Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

      The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that Combined Total Annual and Underlying Fund Operating Expenses as a percentage of average daily net assets will not exceed the following annual rates: 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C,
Class N and Class Y, respectively. During the period ended January 31, 2006, the Manager reimbursed the Portfolio $2,512, $1,811, $1,334, $99 and $43, for the Class A, Class B, Class C, Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.


                          33 | AGGRESSIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. LITIGATION

A complaint was filed as a putative class action against the Manager and OFS (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. Seven of the eight counts in the complaint, including claims against certain of the Oppenheimer funds excluding the Portfolio, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, under a court order dated March 10, 2006, in response to a motion to dismiss the suit that had been filed by the defendants. The remaining count against the Adviser Defendants alleges, among other things, that the defendants charged excessive fees in violation of section 36(b) of the Investment Company Act of 1940. The plaintiffs seek unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Adviser Defendants believe that the claims asserted in the remaining count under this lawsuit are without merit, and intend to defend the suit vigorously and contest any claimed liability. They believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

--------------------------------------------------------------------------------
6. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

At a meeting held on December 14, 2005, the Board of Trustees of the Fund appointed KPMG LLP as the independent registered public accounting firm to the Fund to replace the firm of Ernst & Young LLP, who were dismissed as the independent registered public accounting firm to the Fund. This change in the Fund's auditors was approved by the Fund's audit committee and ratified by the Fund's independent Trustees.

      The report of Ernst & Young LLP on the Fund's statements of assets and liabilities as of March 15, 2005 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles.

      The Fund commenced operations on April 5, 2005. During the period from March 15, 2005 through December 14, 2005, there were no disagreements with Ernst & Young LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures which, if not resolved to the satisfaction of Ernst & Young LLP, would have caused Ernst & Young LLP to make reference to the matter in their report.


                          34 | AGGRESSIVE INVESTOR FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of Aggressive Investor Fund (one of the portfolios constituting the Oppenheimer Portfolio Series), including the statement of investments, as of January 31, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period April 5, 2005 (commencement of operations) to January 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aggressive Investor Fund as of January 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the period April 5, 2005 (commencement of operations) to January 31, 2006, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
March 15, 2006


                          35 | AGGRESSIVE INVESTOR FUND

FEDERAL INCOME TAX INFORMATION Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Portfolio during calendar year 2005. Regulations of the U.S. Treasury Department require the Portfolio to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Portfolio during the fiscal year ended January 31, 2006 which are not designated as capital gain distributions should be multiplied by 71.34% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Portfolio during the fiscal year ended January 31, 2006 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Portfolio has received qualified dividend income as stipulated by recent tax legislation. $642,286 of the Portfolio's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Portfolio to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                          36 | AGGRESSIVE INVESTOR FUND

REPORT OF SHAREHOLDER MEETING Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On September 26, 2005, a shareholder meeting of the Oppenheimer Portfolio Series on behalf of Aggressive Investor Fund was held at which the eleven Trustees identified below were elected. The following is a report of the votes cast:

--------------------------------------------------------------------------------
NOMINEE                                 FOR        WITHHELD                TOTAL
--------------------------------------------------------------------------------
TRUSTEES
Matthew P. Fink               1,101,509.865       4,475.714        1,105,985.579
Robert G. Galli               1,101,509.865       4,475.714        1,105,985.579
Phillip A. Griffiths          1,101,509.865       4,475.714        1,105,985.579
Mary F. Miller                1,101,108.324       4,877.255        1,105,985.579
Joel W. Motley                1,101,509.865       4,475.714        1,105,985.579
John V. Murphy                1,101,509.865       4,475.714        1,105,985.579
Kenneth A. Randall            1,101,509.865       4,475.714        1,105,985.579
Russell S. Reynolds, Jr.      1,101,509.865       4,475.714        1,105,985.579
Joseph M. Wikler              1,101,509.865       4,475.714        1,105,985.579
Peter I. Wold                 1,101,509.865       4,475.714        1,105,985.579
Clayton K. Yeutter            1,101,509.865       4,475.714        1,105,985.579


                          37 | AGGRESSIVE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                          38 | AGGRESSIVE INVESTOR FUND

TRUSTEES AND OFFICERS Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE     PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE        HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT TRUSTEES                THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
                                    COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                    RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,                 Director of American Commercial Lines (barge company) (since January 2005);
Chairman of the Board               Attorney at Hogan & Hartson (law firm) (since June 1993); Director of Danielson
of Trustees (since 2003),           Holding Corp. (waste-to-energy company) (since 2002); Director of
Trustee (since 2005)                Weyerhaeuser Corp. (1999-April 2004); Director of Caterpillar, Inc. (1993-
Age: 74                             December 2002); Director of ConAgra Foods (1993-2001); Director of Texas
                                    Instruments (1993-2001); Director of FMC Corporation (1993-2001). Oversees 38
                                    portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                    Trustee of the Committee for Economic Development (policy research foundation)
Trustee (since 2005)                (since 2005); Director of ICI Education Foundation (education foundation)
Age: 64                             (since October 1991); President of the Investment Company Institute (trade association) (1991-2004); Director of ICI Mutual Insurance Company (insurance company) (1991-2004). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                    A trustee or director of other Oppenheimer funds. Oversees 48 portfolios in the
Trustee (since 2005)                OppenheimerFunds complex.
Age: 72

PHILLIP A. GRIFFITHS,               Director of GSI Lumonics Inc. (precision medical equipment supplier) (since
Trustee (since 2005)                2001); Trustee of Woodward Academy (since 1983); Senior Advisor of The
Age: 67                             Andrew W. Mellon Foundation (since 2001); Member of the National Academy of Sciences (since 1979); Member of the American Philosophical Society (since
                                    1996); Council on Foreign Relations (since 2002); Director of the Institute for
                                    Advanced Study (1991-2004); Director of Bankers Trust New York Corporation
                                    (1994-1999). Oversees 38 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                     Trustee of the American Symphony Orchestra (not-for-profit) (since October
Trustee (since 2005)                1998); and Senior Vice President and General Auditor of American Express
Age: 63                             Company (financial services company) (July 1998-February 2003). Oversees 38 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                     Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Trustee (since 2005)                (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial
Age: 53                             adviser) (since January 2002); Managing Director of Carmona Motley Hoffman
                                    Inc. (privately-held financial adviser) (January 1998-December 2001). Oversees 38 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,                 Director of Dominion Resources, Inc. (electric utility holding company) (since
Trustee (since 2005)                February 1972); Former Director of Prime Retail, Inc. (real estate investment
Age: 78                             trust), Dominion Energy Inc. (electric power and oil & gas producer),
                                    Lumbermens Mutual Casualty Company, American Motorists Insurance
                                    Company and American Manufacturers Mutual Insurance Company; Former
                                    President and Chief Executive Officer of The Conference Board, Inc.
                                    (international economic and business research). Oversees 38 portfolios in the
                                    OppenheimerFunds complex.


                          39 | AGGRESSIVE INVESTOR FUND

TRUSTEES AND OFFICERS Unaudited / Continued
--------------------------------------------------------------------------------

RUSSELL S. REYNOLDS, JR.,           Chairman of The Directorship Search Group, Inc. (corporate governance consulting
Trustee (since 2005)                and executive recruiting) (since 1993); Life Trustee of International House
Age: 73                             (non-profit educational organization); Former Trustee of The Historical Society of the Town of Greenwich. Oversees 38 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                   Director of the following medical device companies: Medintec (since 1992) and
Trustee (since 2005)                Cathco (since 1996); Director of Lakes Environmental Association (since 1996);
Age: 64                             Member of the Investment Committee of the Associated Jewish Charities of
                                    Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-
                                    December 2001). Oversees 39 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                      President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)                company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona
Age: 57                             Company, Inc. (soda ash processing and production) (since 1996); Vice President of Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of
                                    Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and
                                    Director of PacifiCorp. (electric utility) (1995-1999). Oversees 39 portfolios in the
                                    OppenheimerFunds complex.

BRIAN F. WRUBLE,                    General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Trustee (since 2005)                Director of Special Value Opportunities Fund, LLC (registered investment company)
Age: 62                             (since September 2004); Member, Zurich Financial Investment Advisory
                                    Board (affiliate of the Manager's parent company) (since October 2004); Board of Governing Trustees of The Jackson Laboratory (non-profit) (since August
                                    1990); Trustee of the Institute for Advanced Study (non-profit educational institute)
                                    (since May 1992); Special Limited Partner of Odyssey Investment Partners,
                                    LLC (private equity investment) (January 1999-September 2004); Trustee of
                                    Research Foundation of AIMR (2000-2002) (investment research, non-profit);
                                    Governor, Jerome Levy Economics Institute of Bard College (August 1990-
                                    September 2001) (economics research); Director of Ray & Berendtson, Inc. (May
                                    2000-April 2002) (executive search firm); President and Chief Executive Officer of the Delaware Group of Mutual Funds (1992-1995); Chairman, President and
                                    Chief Executive Officer of Equitable Capital Management Corporation (1985-
                                    1992); Executive Vice President and Chief Investment Officer at The Equitable
                                    Life Assurance Society of the U.S. (1979-1992); Vice President and Co-manager at
                                    Smith Barney, Harris Upham and Company (1970-1979); Engineer, Sperry
                                    Gyroscope Company (1966-1970); former governor of the Association for
                                    Investment Management and Research; former chairman of the Institute of
                                    Chartered Financial Analysts; Chartered Financial Analyst. Oversees 48 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                  THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                         FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE
                                    TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR
                                    AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR.
                                    MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC.
                                    AND ITS AFFILIATES.

JOHN V. MURPHY,                     Chairman, Chief Executive Officer and Director (since June 2001) and President
Trustee, President and              (since September 2000) of the Manager; President and Director or Trustee of
Principal Executive Officer         other Oppenheimer funds; President and Director of Oppenheimer Acquisition
(since 2005)                        Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer
Age: 56                             Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since
                                    July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the


                          40 | AGGRESSIVE INVESTOR FUND

JOHN V. MURPHY,                     Manager) (since November 2001); Chairman and Director of Shareholder
Continued                           Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of
                                    OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial
                                    Asset Management Corporation, Trinity Investment Management Corporation
                                    and Tremont Capital Management, Inc. (since November 2001), HarbourView
                                    Asset Management Corporation and OFI Private Investments, Inc. (since July
                                    2001); President (since November 1, 2001) and Director (since July 2001) of
                                    Oppenheimer Real Asset Management, Inc.; Executive Vice President of
                                    Massachusetts Mutual Life Insurance Company (OAC's parent company) (since
                                    February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the
                                    Investment Company Institute's Board of Governors (since October 3, 2003);
                                    Chief Operating Officer of the Manager (September 2000-June 2001); President
                                    and Trustee of MML Series Investment Fund and MassMutual Select Funds
                                    (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                                    Executive Officer and Director of MML Bay State Life Insurance Company
                                    (September 1999-August 2000); Director of Emerald Isle Bancorp and Hibernia
                                    Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June
                                    1998). Oversees 87 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                      THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. SCHADT,
OF THE PORTFOLIO                    WEBMAN, WILBY, WOLFGRUBER AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY
                                    STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS.VANDEHEY AND WIXTED, 6803 S.
                                    TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE
                                    TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT DEATH OR REMOVAL.

RUDI W. SCHADT,                     Vice President, Director of Research in Product Design and Risk Management of
Vice President and Portfolio        the Manager. Prior to joining the Manager in February 2002 he was a Director
Manager (since 2005)                and Senior Quantitative Analyst (2000-2001) at UBS Asset Management prior to
Age: 48                             which he was an Associate Director of Research (since June 1999) and Senior
                                    Researcher and Portfolio Manager (from June 1997) at State Street Global
                                    Advisors. An officer of 7 portfolios in the OppenheimerFunds complex.

JERRY WEBMAN,                       Senior Vice President (since February 1996) and Senior Investment Officer and
Vice President and Portfolio        Director (since 1997) of the Manager's Fixed Income Investments; Senior Vice
Manager (since 2005)                President (since May 1999) of HarbourView Asset Management Corporation. An
Age: 56                             officer of 4 portfolios in the OppenheimerFunds complex.

WILLIAM L. WILBY,                   Senior Vice President (since July 1994) and Senior Investment Officer, Director of
Vice President and Portfolio        Equities (since July 2004) of the Manager. Formerly, Senior Investment Officer,
Manager (since 2005)                Director of International Equities of the Manager (May 2000-July 2004) and
Age: 61                             Senior Vice President of HarbourView Asset Management Corporation (May
                                    1999-November 2001). An officer of 6 portfolios in the OppenheimerFunds complex.

KURT WOLFGRUBER,                    Executive Vice President (since March 2003) and Chief Investment Officer and
Vice President and Portfolio        Director (since July 2003) of the Manager; Director of HarbourView Asset
Manager (since 2005)                Management Corporation and of OFI Institutional Asset Management, Inc.
Age: 55                             (since June 2003) and of Tremont Capital Management, Inc. (since October
                                    2001). An officer of 4 portfolios in the OppenheimerFunds complex.


                          41 | AGGRESSIVE INVESTOR FUND

TRUSTEES AND OFFICERS Unaudited / Continued
--------------------------------------------------------------------------------

MARK S. VANDEHEY,                   Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and Chief            March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial
Compliance Officer                  Asset Management Corporation and Shareholder Services, Inc. (since June 1983).
(since 2005)                        Former Vice President and Director of Internal Audit of the Manager (1997-
Age: 55                             February 2004). An officer of 87 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                    Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer and Principal             Treasurer of the following: HarbourView Asset Management Corporation,
Financial and Accounting            Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real
Officer (since 2005)                Asset Management Corporation, and Oppenheimer Partnership Holdings, Inc.
Age: 46                             (since March 1999), OFI Private Investments, Inc. (since March 2000),
                                    OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc
                                    (since May 2000), OFI Institutional Asset Management, Inc. (since November
                                    2000), and OppenheimerFunds Legacy Program (charitable trust program estab-
                                    lished by the Manager) (since June 2003); Treasurer and Chief Financial Officer of
                                    OFI Trust Company (trust company subsidiary of the Manager) (since May
                                    2000); Assistant Treasurer of the following: OAC (since March 1999),Centennial
                                    Asset Management Corporation (March 1999-October 2003) and
                                    OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                    Operating Officer of Bankers Trust Company-Mutual Fund Services Division
                                    (March 1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                     Executive Vice President (since January 2004) and General Counsel (since March
Secretary (since 2005)              2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 57                             December 2001); General Counsel of Centennial Asset Management
                                    Corporation (since December 2001); Senior Vice President and General Counsel
                                    of HarbourView Asset Management Corporation (since December 2001);
                                    Secretary and General Counsel of OAC (since November 2001); Assistant
                                    Secretary (since September 1997) and Director (since November 2001) of
                                    OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                    President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                    December 2002); Director of Oppenheimer Real Asset Management, Inc. (since
                                    November 2001); Senior Vice President, General Counsel and Director of
                                    Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                    December 2001); Senior Vice President, General Counsel and Director of OFI
                                    Private Investments, Inc. and OFI Trust Company (since November 2001); Vice
                                    President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                    President and General Counsel of OFI Institutional Asset Management, Inc.
                                    (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                    December 2003); Senior Vice President (May 1985-December 2003), Acting
                                    General Counsel (November 2001-February 2002) and Associate General
                                    Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of the
                                    following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder
                                    Financial Services, Inc. (November 1989-November 2001), and
                                    OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                    officer of 87 portfolios in the OppenheimerFunds complex.

THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                          42 | AGGRESSIVE INVESTOR FUND




CONSERVATIVE INVESTOR FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET CLASS ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

      Global Equity                           5.9%
      U.S. Equity                            17.0
      Fixed Income                           65.8
      Alternative Investments                11.3

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2006, and are based on the total market value of investments in affiliated companies.
--------------------------------------------------------------------------------


                         9 | CONSERVATIVE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE PORTFOLIO PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE PORTFOLIO'S PERFORMANCE DURING THE REPORTING PERIOD OF APRIL 5, 2005 TO JANUARY 31, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE PORTFOLIO'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE. Since the Portfolio's inception on April 5, 2005 to the end of the reporting period on January 31, 2006, the Portfolio outperformed its fixed income benchmark, the Lehman Brothers Aggregate Bond Index. We attribute this outperformance to the Portfolio's diversified structure.

      During the reporting period, the Portfolio significantly benefited from its equity exposure, which accounted for approximately 23% of the Portfolio at the end of the period. When the Portfolio was launched in early April 2005, equities had hit year lows and since then the stock indices have rallied. For example, the S&P 500 Index rose 9.96% since the Portfolio's inception, despite returning only -0.81% for the first six months of 2005. Other major contributors to the Portfolio's performance included its positions in Oppenheimer Global Fund, Oppenheimer Real Estate Fund, Oppenheimer International Bond Fund and Oppenheimer High Yield Fund.

      On the equity side, the Portfolio's allocation to the Oppenheimer Global Fund Class Y Shares, which posted a return of 24.72% over the reporting period, aided its performance. The strong performance of Oppenheimer Global Fund is a reflection of a successful stock selection strategy.

      On the alternative investments side, the Portfolio's 5.7% position in Oppenheimer Real Estate Fund's Class Y Shares, which posted a return of 34.44% over the reporting period and ranked favorably within its own peer group, was a boon to the Portfolio's performance. Oppenheimer Real Estate Fund's success can be attributed to its profitable investments in the apartment, office and industrial sectors.

      On the fixed income side, the Portfolio benefited from its allocation to Oppenheimer International Bond Fund's Class Y Shares, as this Fund outperformed its Lipper peer group and peer benchmark primarily due to its successful investments in local currencies within the emerging markets. Additionally contributing to the Portfolio's performance was its allocation to Oppenheimer High Yield Fund. Over the reporting period, Oppenheimer High Yield Fund received positive contributions to performance from its relatively heavy investments in the telecommunications sector, which benefited from a surge in mergers-and-acquisitions activity.

      On the negative side, the Portfolio's 16% allocation to Oppenheimer's Limited-Term Government Fund's Class Y Shares hampered the Portfolio's performance. As the Fed continued to raise short-term interest rates over the period, funds that had a large exposure to the short end of the yield curve, such as Oppenheimer Limited-Term Government Fund, with its significant allocation to short-term treasury notes, were adversely affected since short-term treasuries underperformed long-term treasuries.


                         10 | CONSERVATIVE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

COMPARING THE PORTFOLIO'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Portfolio held until January 31, 2006. Performance is measured from the inception of Classes A, B, C, N and Y on April 5, 2005. The Portfolio's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Portfolio's performance is compared to the performance of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The S&P 500 Index is a broad-based measure of domestic stock performance that includes the reinvestment of dividends. The index is unmanaged and cannot be purchased directly by investors. Index performance is shown for illustrative purposes only and does not predict or depict the performance of the Portfolio. The Lehman Brothers Aggregate Bond Index is an index of U.S. Government and corporate bonds that includes reinvestment of dividends. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Portfolio's performance reflects the effects of the Portfolio's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Portfolio's performance, it must be noted that the Portfolio's investments are not limited to the investments in the index.


                         11 | CONSERVATIVE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Conservative Investor Fund (Class A)

      S&P 500 Index

      Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

              Oppenheimer Portfolio
               Series: Conservative
                  Investor Fund        S & P 500 Index        Lehman Brothers
                   (Class A)                                Aggregate Bond Index

04/05/2005            9,425                 10,000                10,000
04/30/2005            9,406                  9,810                10,135
07/31/2005            9,745                 10,514                10,207
10/31/2005            9,708                 10,327                10,150
01/31/2006           10,099                 11,005                10,293

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/06

Since Inception (4/5/05) 0.99%


                         12 | CONSERVATIVE INVESTOR FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Conservative Investor Fund (Class B)

      S&P 500 Index

      Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

           Oppenheimer Portfolio
            Series: Conservative
               Investor Fund           S & P 500 Index        Lehman Brothers
                 (Class B)                                  Aggregate Bond Index

04/05/2005        10,000                    10,000                 10,000
04/30/2005         9,970                     9,810                 10,135
07/31/2005        10,320                    10,514                 10,207
10/31/2005        10,250                    10,327                 10,150
01/31/2006        10,144                    11,005                 10,293

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/06

Since Inception (4/5/05) 1.44%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                         13 | CONSERVATIVE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Conservative Investor Fund (Class C)

      S&P 500 Index

      Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

           Oppenheimer Portfolio
            Series: Conservative
               Investor Fund           S & P 500 Index        Lehman Brothers
                 (Class C)                                  Aggregate Bond Index

04/05/2005        10,000                    10,000                 10,000
04/30/2005         9,970                     9,810                 10,135
07/31/2005        10,310                    10,514                 10,207
10/31/2005        10,250                    10,327                 10,150
01/31/2006        10,537                    11,005                 10,293

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/06

Since Inception (4/5/05) 5.37%


                         14 | CONSERVATIVE INVESTOR FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Conservative Investor Fund (Class N)

      S&P 500 Index

      Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

           Oppenheimer Portfolio
            Series: Conservative
               Investor Fund           S & P 500 Index        Lehman Brothers
                 (Class N)                                  Aggregate Bond Index

04/05/2005        10,000                  10,000                   10,000
04/30/2005         9,980                   9,810                   10,135
07/31/2005        10,340                  10,514                   10,207
10/31/2005        10,290                  10,327                   10,150
01/31/2006        10,598                  11,005                   10,293

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/06

Since Inception (4/5/05) 5.98%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                         15 | CONSERVATIVE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Conservative Investor Fund (Class Y)

      S&P 500 Index

      Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

           Oppenheimer Portfolio
            Series: Conservative
               Investor Fund           S & P 500 Index        Lehman Brothers
                 (Class Y)                                  Aggregate Bond Index

04/05/2005         10,000                 10,000                 10,000
04/30/2005          9,980                  9,810                 10,135
07/31/2005         10,350                 10,514                 10,207
10/31/2005         10,320                 10,327                 10,150
01/31/2006         10,734                 11,005                 10,293

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE PORTFOLIO AT 1/31/06

Since Inception (4/5/05) 7.34%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                         16 | CONSERVATIVE INVESTOR FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Portfolio's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE PORTFOLIO'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PORTFOLIO'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE PORTFOLIO, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Portfolio's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Portfolio were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                         17 | CONSERVATIVE INVESTOR FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Portfolio were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Portfolio's Statement of Additional Information.


                         18 | CONSERVATIVE INVESTOR FUND

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

PORTFOLIO EXPENSES. As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                         19 | CONSERVATIVE INVESTOR FUND

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                             BEGINNING       ENDING           EXPENSES
                             ACCOUNT         ACCOUNT          PAID DURING
                             VALUE           VALUE            6 MONTHS ENDED
                             (8/1/05)        (1/31/06)        JANUARY 31, 2006
--------------------------------------------------------------------------------
Class A Actual               $1,000.00       $1,036.30        $2.52
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00        1,022.74         2.50
--------------------------------------------------------------------------------
Class B Actual                1,000.00        1,031.40         6.88
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00        1,018.45         6.84
--------------------------------------------------------------------------------
Class C Actual                1,000.00        1,031.70         6.83
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00        1,018.50         6.79
--------------------------------------------------------------------------------
Class N Actual                1,000.00        1,034.60         3.65
--------------------------------------------------------------------------------
Class N Hypothetical          1,000.00        1,021.63         3.62
--------------------------------------------------------------------------------
Class Y Actual                1,000.00        1,037.10         1.18
--------------------------------------------------------------------------------
Class Y Hypothetical          1,000.00        1,024.05         1.17

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, based on the 6-month period ended January 31, 2006 are as follows:

CLASS              EXPENSE RATIOS
----------------------------------
Class A                 0.49%
----------------------------------
Class B                 1.34
----------------------------------
Class C                 1.33
----------------------------------
Class N                 0.71
----------------------------------
Class Y                 0.23

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Portfolio's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Portfolio's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                         20 | CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS January 31, 2006
--------------------------------------------------------------------------------

                                                                                                            VALUE
                                                                                         SHARES        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--97.1% 1
-----------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY--5.7%
Oppenheimer Global Fund, Cl. Y                                                           66,908       $ 4,731,060
-----------------------------------------------------------------------------------------------------------------
U.S. EQUITY--16.5%
Oppenheimer Capital Appreciation Fund, Cl. Y                                             99,978         4,563,028
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                                     117,728         4,521,933
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                           181,842         4,453,313
                                                                                                      -----------
                                                                                                       13,538,274
-----------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS--63.9%
Oppenheimer Core Bond Fund, Cl. Y                                                     2,533,270        25,839,353
-----------------------------------------------------------------------------------------------------------------
Oppenheimer High Yield Fund, Cl. Y                                                      978,485         9,119,482
-----------------------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                                              751,912         4,451,319
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                                       1,326,111        13,208,065
                                                                                                      -----------
                                                                                                       52,618,219
-----------------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS--11.0%
Oppenheimer Real Asset Fund, Cl. Y                                                      524,309         4,304,573
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                                                     230,456         4,726,661
                                                                                                      -----------
                                                                                                        9,031,234
                                                                                                      -----------
Total Investments in Affiliated Companies (Cost $78,851,358)                                           79,918,787

                                                                                      PRINCIPAL
                                                                                         AMOUNT
-----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.0%
Undivided interest of 0.001% in joint repurchase agreement (Principal Amount/
Value $781,426,000, with a maturity value of $781,521,291) with UBS Warburg
LLC, 4.39%, dated 1/31/06, to be repurchased at $5,001 on 2/1/06, collateralized by Federal Home Loan Mortgage Corp., 5%, 12/1/35, with a value of
$799,056,396 (Cost $5,000)                                                               $5,000             5,000
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $78,856,358)                                             97.1%       79,923,787
-----------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                             2.9         2,366,981
                                                                                      ---------------------------
NET ASSETS                                                                                100.0%      $82,290,768
                                                                                      ===========================


                         21 | CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Affiliated companies. Represents ownership of an affiliated fund, at or during the period ended January 31, 2006.

Transactions during the period in which the issuer was an affiliate are as follows:

                                                              SHARES            GROSS           GROSS           SHARES
                                                       APRIL 5, 2005        ADDITIONS      REDUCTIONS    JAN. 31, 2006
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                      --          102,934           2,956           99,978
Oppenheimer Core Bond Fund, Cl. Y                                 --        2,800,411         267,141        2,533,270
Oppenheimer Global Fund, Cl. Y                                    --           68,853           1,945           66,908
Oppenheimer High Yield Fund, Cl. Y                                --        1,008,253          29,768          978,485
Oppenheimer International Bond Fund, Cl. Y                        --          774,461          22,549          751,912
Oppenheimer Limited-Term Government Fund, Cl. Y                   --        1,367,069          40,958        1,326,111
Oppenheimer Main Street Fund, Cl. Y                               --          121,217           3,489          117,728
Oppenheimer Real Asset Fund, Cl. Y                                --          540,767          16,458          524,309
Oppenheimer Real Estate Fund, Cl. Y                               --          237,176           6,720          230,456
Oppenheimer Value Fund, Cl. Y                                     --          187,276           5,434          181,842

                                                                                VALUE        DIVIDEND         REALIZED
                                                                           SEE NOTE 1          INCOME             LOSS
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                             $  4,563,028      $   30,343         $ (2,207)
Oppenheimer Core Bond Fund, Cl. Y                                          25,839,353         480,979          (26,456)
Oppenheimer Global Fund, Cl. Y                                              4,731,060          32,152           (3,062)
Oppenheimer High Yield Fund, Cl. Y                                          9,119,482         247,087           (5,509)
Oppenheimer International Bond Fund, Cl. Y                                  4,451,319         155,090           (3,241)
Oppenheimer Limited-Term Government Fund, Cl. Y                            13,208,065         183,650           (4,219)
Oppenheimer Main Street Fund, Cl. Y                                         4,521,933          45,568           (1,938)
Oppenheimer Real Asset Fund, Cl. Y                                          4,304,573         123,638          (24,408)
Oppenheimer Real Estate Fund, Cl. Y                                         4,726,661         116,383           (3,103)
Oppenheimer Value Fund, Cl. Y                                               4,453,313          75,784           (4,038)
                                                                         ----------------------------------------------
                                                                         $ 79,918,787      $1,490,674         $(78,181)
                                                                         ==============================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         22 | CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES January 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $5,000)                                 $     5,000
Affiliated companies (cost $78,851,358)                               79,918,787
                                                                     -----------
                                                                      79,923,787
--------------------------------------------------------------------------------
Cash                                                                       5,163
--------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                     2,690,308
Interest and dividends                                                   208,258
Other                                                                      1,998
                                                                     -----------
Total assets                                                          82,829,514

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                    363,117
Shares of beneficial interest redeemed                                   115,012
Legal, auditing and other professional fees                               19,038
Distribution and service plan fees                                        15,688
Shareholder communications                                                12,705
Transfer and shareholder servicing agent fees                              4,216
Trustees' compensation                                                       119
Other                                                                      8,851
                                                                     -----------
Total liabilities                                                        538,746

--------------------------------------------------------------------------------
NET ASSETS                                                           $82,290,768
                                                                     ===========

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                           $     7,830
--------------------------------------------------------------------------------
Additional paid-in capital                                            80,809,603
--------------------------------------------------------------------------------
Accumulated net investment income                                        143,905
--------------------------------------------------------------------------------
Accumulated net realized gain on investments                             262,001
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                             1,067,429
                                                                     -----------
NET ASSETS                                                           $82,290,768
                                                                     ===========


                         23 | CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $46,318,136 and
4,400,623 shares of beneficial interest outstanding)                                                  $10.53
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)       $11.17
------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $9,163,440 and 873,549 shares of
beneficial interest outstanding)                                                                      $10.49
------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $19,144,803 and 1,826,455 shares of
beneficial interest outstanding)                                                                      $10.48
------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $7,568,565 and 720,410 shares of
beneficial interest outstanding)                                                                      $10.51
------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $95,824 and 9,089 shares of beneficial interest outstanding)                                       $10.54

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         24 | CONSERVATIVE INVESTOR FUND

STATEMENT OF OPERATIONS For the Period Ended January 31, 2006 1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends from affiliated companies                                  $1,490,674
--------------------------------------------------------------------------------
Interest                                                                 10,535
                                                                     -----------
Total investment income                                               1,501,209

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  43,617
Class B                                                                  32,998
Class C                                                                  62,739
Class N                                                                   9,122
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  11,058
Class B                                                                   4,274
Class C                                                                   6,333
Class N                                                                     720
Class Y                                                                      69
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  12,002
Class B                                                                   4,048
Class C                                                                   7,095
Class N                                                                     709
Class Y                                                                      12
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              25,605
--------------------------------------------------------------------------------
Trustees' compensation                                                    7,744
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 821
--------------------------------------------------------------------------------
Other                                                                    11,776
                                                                     -----------
Total expenses                                                          240,742
Less reduction to custodian expenses                                         (4)
Less waivers and reimbursements of expenses                              (7,387)
                                                                     -----------
Net expenses                                                            233,351

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 1,267,858

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Distributions received from affiliated companies                        396,255
Affiliated companies                                                    (78,181)
                                                                     -----------
Net realized gain                                                       318,074
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                  1,067,429

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $2,653,361
                                                                     ===========

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         25 | CONSERVATIVE INVESTOR FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

PERIOD ENDED JANUARY 31,                                                               2006 1
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------
Net investment income                                                           $ 1,267,858
---------------------------------------------------------------------------------------------
Net realized gain                                                                   318,074
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                             1,067,429
                                                                                -------------
Net increase in net assets resulting from operations                              2,653,361

---------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                            (681,145)
Class B                                                                            (105,273)
Class C                                                                            (216,389)
Class N                                                                            (125,016)
Class Y                                                                              (1,638)

---------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                          45,236,761
Class B                                                                           9,001,293
Class C                                                                          18,835,139
Class N                                                                           7,498,474
Class Y                                                                              91,201

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Total increase                                                                   82,186,768
---------------------------------------------------------------------------------------------
Beginning of period                                                                 104,000 2
                                                                                -------------
End of period (including accumulated net investment income
of $143,905 for the period ended January 31, 2006)                              $82,290,768
                                                                                =============

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Reflects the value of the Manager's initial seed money investment on March 15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         26 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PERIOD ENDED JANUARY 31, 2006 1                    CLASS A         CLASS B         CLASS C
---------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 10.00         $ 10.00         $ 10.00
---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                .38             .32             .32
Net realized and unrealized gain                       .33             .32             .31
                                                   ------------------------------------------
Total from investment operations                       .71             .64             .63
---------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.18)           (.15)           (.15)
---------------------------------------------------------------------------------------------
Net asset value, end of period                     $ 10.53         $ 10.49         $ 10.48
                                                   ==========================================

---------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    7.15%           6.44%           6.37%
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $46,318         $ 9,163         $19,145
---------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $21,844         $ 4,018         $ 7,647
---------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 4.50%           3.74%           3.78%
Total expenses                                        0.53% 5         1.39% 6         1.36% 7
Expenses after waivers and reimbursements
and reduction to custodian expenses                   0.51%           1.34%           1.33%
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                 11%             11%             11%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.19% for January 31, 2006.

6. Expenses including all underlying fund expenses were 2.05% for January 31, 2006.

7. Expenses including all underlying fund expenses were 2.02% for January 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         27 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

PERIOD ENDED JANUARY 31, 2006 1                        CLASS N        CLASS Y
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                    $10.00         $10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                    .41            .38
Net realized and unrealized gain                           .28            .35
                                                        ------------------------
Total from investment operations                           .69            .73
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.18)          (.19)
--------------------------------------------------------------------------------
Net asset value, end of period                          $10.51         $10.54
                                                        ========================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        6.98%          7.34%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $7,569         $   96
--------------------------------------------------------------------------------
Average net assets (in thousands)                       $2,231         $   71
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     4.82%          4.42%
Total expenses                                            0.72% 5        0.30% 6
Expenses after waivers and reimbursements
and reduction to custodian expenses                       0.71%          0.25%
--------------------------------------------------------------------------------
Portfolio turnover rate                                     11%            11%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.38% for January 31, 2006.

6. Expenses including all underlying fund expenses were 0.96% for January 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         28 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Conservative Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek current income with a secondary objective of long-term growth of capital. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Core Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, Oppenheimer High Yield Fund, Oppenheimer International Bond Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Main Street Fund(R), Oppenheimer Real Asset Fund(R), Oppenheimer Real Estate Fund and Oppenheimer Value Fund (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do


                         29 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                         30 | CONSERVATIVE INVESTOR FUND

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
        UNDISTRIBUTED    UNDISTRIBUTED        ACCUMULATED      OTHER INVESTMENTS
        NET INVESTMENT       LONG-TERM               LOSS     FOR FEDERAL INCOME
        INCOME                    GAIN     CARRYFORWARD 1           TAX PURPOSES
        ------------------------------------------------------------------------
        $143,954              $287,411                $--             $1,042,019

1. During the period ended January 31, 2006, the Fund did not have any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio. Accordingly, the following amounts have been reclassified for January 31, 2006. Net assets of the Portfolio were unaffected by the reclassifications.

                                                                       REDUCTION
                                           INCREASE           TO ACCUMULATED NET
        INCREASE                 TO ACCUMULATED NET                REALIZED GAIN
        TO PAID-IN CAPITAL        INVESTMENT INCOME             ON INVESTMENTS 2
        ------------------------------------------------------------------------
        $50,565                              $5,508                      $56,073

2. $56,073, all of which was long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the period ended January 31, 2006 was as follows:

                                                   PERIOD ENDED
                                               JANUARY 31, 2006
        -------------------------------------------------------
        Distributions paid from:
        Ordinary income                              $1,129,461

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

        Federal tax cost of securities             $ 78,881,768
                                                   =============
        Gross unrealized appreciation              $  1,386,485
        Gross unrealized depreciation                  (344,466)
                                                   -------------
        Net unrealized appreciation                $  1,042,019
                                                   =============

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded


                         31 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Portfolio at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                         32 | CONSERVATIVE INVESTOR FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                               PERIOD ENDED JANUARY 31, 2006 1,2
                                                     SHARES              AMOUNT
--------------------------------------------------------------------------------
CLASS A

Sold                                              4,892,094         $50,465,464
Dividends and/or
distributions reinvested                             58,785             607,250
Redeemed                                           (560,256)         (5,835,953)
                                                --------------------------------
Net increase                                      4,390,623         $45,236,761
                                                ================================

--------------------------------------------------------------------------------
CLASS B

Sold                                                949,406         $ 9,789,255
Dividends and/or
distributions reinvested                              9,315              95,942
Redeemed                                            (85,272)           (883,904)
                                                --------------------------------
Net increase                                        873,449         $ 9,001,293
                                                ================================

--------------------------------------------------------------------------------
CLASS C
Sold                                              1,904,973         $19,653,821
Dividends and/or
distributions reinvested                             19,416             199,792
Redeemed                                            (98,034)         (1,018,474)
                                                --------------------------------
Net increase                                      1,826,355         $18,835,139
                                                ================================

--------------------------------------------------------------------------------
CLASS N

Sold                                              1,007,278         $10,503,896
Dividends and/or
distributions reinvested                             11,897             122,654
Redeemed                                           (298,865)         (3,128,076)
                                                --------------------------------
Net increase                                        720,310         $ 7,498,474
                                                ================================

--------------------------------------------------------------------------------
CLASS Y

Sold                                                 14,752         $   151,331
Dividends and/or
distributions reinvested                                157               1,619
Redeemed                                             (5,920)            (61,749)
                                                --------------------------------
Net increase                                          8,989         $    91,201
                                                ================================

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. The Fund sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Fund on March 15, 2005.


                         33 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended January 31, 2006, were as follows:

                                                     PURCHASES             SALES
--------------------------------------------------------------------------------
Investment securities                              $83,303,944        $4,374,405
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the period ended January 31, 2006 was 0.56%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the period ended January 31, 2006, the Portfolio paid $18,168 to OFS for services to the Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
INITIAL OFFERING AND ORGANIZATIONAL COSTS. The Manager assumed all initial offering and organizational costs associated with the registration and seeding of the Portfolio.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Portfolio under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Portfolio has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services and costs in connection with the distribution


                         34 | CONSERVATIVE INVESTOR FUND
of those shares and servicing accounts. Under the plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2006 for Class B, Class C and Class N shares were $103,594, $127,362 and $126,713, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                            CLASS A           CLASS B           CLASS C          CLASS N
                           CLASS A       CONTINGENT        CONTINGENT        CONTINGENT       CONTINGENT
                         FRONT-END         DEFERRED          DEFERRED          DEFERRED         DEFERRED
                     SALES CHARGES    SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES
                       RETAINED BY      RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY
PERIOD ENDED           DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR
--------------------------------------------------------------------------------------------------------
January 31, 2006          $202,862              $--            $3,193            $1,819           $1,832
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees paid directly by the Portfolio to 0.35% of average annual net assets for each class. During the period ended January 31, 2006, OFS waived $60, $3 and $7 for Class B, Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

      The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that Combined Total Annual and Underlying Fund Operating Expenses as a percentage of average daily net assets will not exceed the following annual rates: 1.25%, 2.00%, 2.00%, 1.50% and 1.00%, for Class A, Class B, Class C,
Class N and Class Y, respectively. During the period ended January 31, 2006, the Manager reimbursed the Portfolio $4,011, $1,524, $1,683, $79 and $20, for the Class A, Class B, Class C, Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.


                         35 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. LITIGATION

A complaint was filed as a putative class action against the Manager and OFS (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. Seven of the eight counts in the complaint, including claims against certain of the Oppenheimer funds excluding the Portfolio, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, under a court order dated March 10, 2006, in response to a motion to dismiss the suit that had been filed by the defendants. The remaining count against the Adviser Defendants alleges, among other things, that the defendants charged excessive fees in violation of section 36(b) of the Investment Company Act of 1940. The plaintiffs seek unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Adviser Defendants believe that the claims asserted in the remaining count under this lawsuit are without merit, and intend to defend the suit vigorously and contest any claimed liability. They believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

--------------------------------------------------------------------------------
6. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

At a meeting held on December 14, 2005, the Board of Trustees of the Fund appointed KPMG LLP as the independent registered public accounting firm to the Fund to replace the firm of Ernst & Young LLP, who were dismissed as the independent registered public accounting firm to the Fund. This change in the Fund's auditors was approved by the Fund's audit committee and ratified by the Fund's independent Trustees.

      The report of Ernst & Young LLP on the Fund's statements of assets and liabilities as of March 15, 2005 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles.

      The Fund commenced operations on April 5, 2005. During the period from March 15, 2005 through December 14, 2005, there were no disagreements with Ernst & Young LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures which, if not resolved to the satisfaction of Ernst & Young LLP, would have caused Ernst & Young LLP to make reference to the matter in their report.


                         36 | CONSERVATIVE INVESTOR FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of Conservative Investor Fund (one of the portfolios constituting the Oppenheimer Portfolio Series), including the statement of investments, as of January 31, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period April 5, 2005 (commencement of operations) to January 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Conservative Investor Fund as of January 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the period April 5, 2005 (commencement of operations) to January 31, 2006, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
March 15, 2006


                         37 | CONSERVATIVE INVESTOR FUND

FEDERAL INCOME TAX INFORMATION Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Portfolio during calendar year 2005. Regulations of the U.S. Treasury Department require the Portfolio to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Portfolio during the fiscal year ended January 31, 2006 which are not designated as capital gain distributions should be multiplied by 9.75% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Portfolio during the fiscal year ended January 31, 2006 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Portfolio has received qualified dividend income as stipulated by recent tax legislation. $150,724 of the Portfolio's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Portfolio to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                         38 | CONSERVATIVE INVESTOR FUND

REPORT OF SHAREHOLDER MEETING UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On September 26, 2005, a shareholder meeting of the Oppenheimer Portfolio Series on behalf of Conservative Investor Fund was held at which the eleven Trustees identified below were elected. The following is a report of the votes cast:

--------------------------------------------------------------------------------
NOMINEE                                  FOR        WITHHELD               TOTAL
--------------------------------------------------------------------------------
TRUSTEES
Matthew P. Fink                1,538,706.782       2,186.093       1,540,892.875
Robert G. Galli                1,538,706.782       2,186.093       1,540,892.875
Phillip A. Griffiths           1,538,706.782       2,186.093       1,540,892.875
Mary F. Miller                 1,538,706.782       2,186.093       1,540,892.875
Joel W. Motley                 1,538,706.782       2,186.093       1,540,892.875
John V. Murphy                 1,538,706.782       2,186.093       1,540,892.875
Kenneth A. Randall             1,538,706.782       2,186.093       1,540,892.875
Russell S. Reynolds, Jr.       1,538,706.782       2,186.093       1,540,892.875
Joseph M. Wikler               1,538,706.782       2,186.093       1,540,892.875
Peter I. Wold                  1,538,706.782       2,186.093       1,540,892.875
Clayton K. Yeutter             1,538,706.782       2,186.093       1,540,892.875


                         39 | CONSERVATIVE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's web-site at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         40 | CONSERVATIVE INVESTOR FUND

TRUSTEES AND OFFICERS UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE       HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN

INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                           COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,                Director of American Commercial Lines (barge company) (since January 2005);
Chairman of the Board              Attorney at Hogan & Hartson (law firm) (since June 1993); Director of Danielson
of Trustees (since 2003),          Holding Corp. (waste-to-energy company) (since 2002); Director of Weyerhaeuser
Trustee (since 2005)               Corp. (1999-April 2004); Director of Caterpillar, Inc. (1993-December 2002);
Age: 74                            Director of ConAgra Foods (1993-2001); Director of Texas Instruments (1993-
                                   2001); Director of FMC Corporation (1993-2001). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

MATTHEW P. FINK,                   Trustee of the Committee for Economic Development (policy research founda-
Trustee (since 2005)               tion) (since 2005); Director of ICI Education Foundation (education foundation)
Age: 64                            (since October 1991); President of the Investment Company Institute (trade asso-
                                   ciation) (1991-2004); Director of ICI Mutual Insurance Company (insurance company) (1991-2004). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                   A trustee or director of other Oppenheimer funds. Oversees 48 portfolios in the
Trustee (since 2005)               OppenheimerFunds complex.
Age: 72

PHILLIP A. GRIFFITHS,              Director of GSI Lumonics Inc. (precision medical equipment supplier) (since
Trustee (since 2005)               2001); Trustee of Woodward Academy (since 1983); Senior Advisor of The
Age: 67                            Andrew W. Mellon Foundation (since 2001); Member of the National Academy of Sciences (since 1979); Member of the American Philosophical Society (since
                                   1996); Council on Foreign Relations (since 2002); Director of the Institute for
                                   Advanced Study (1991-2004); Director of Bankers Trust New York Corporation
                                   (1994-1999). Oversees 38 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                    Trustee of the American Symphony Orchestra (not-for-profit) (since October
Trustee (since 2005)               1998); and Senior Vice President and General Auditor of American Express
Age: 63                            Company (financial services company) (July 1998-February 2003). Oversees 38 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                    Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Trustee (since 2005)               (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial
Age: 53                            adviser) (since January 2002); Managing Director of Carmona Motley Hoffman
                                   Inc. (privately-held financial adviser) (January 1998-December 2001). Oversees 38 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,                Director of Dominion Resources, Inc. (electric utility holding company) (since
Trustee (since 2005)               February 1972); Former Director of Prime Retail, Inc. (real estate investment
Age: 78                            trust), Dominion Energy Inc. (electric power and oil & gas producer),
                                   Lumbermens Mutual Casualty Company, American Motorists Insurance
                                   Company and American Manufacturers Mutual Insurance Company; Former
                                   President and Chief Executive Officer of The Conference Board, Inc. (interna-
                                   tional economic and business research). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.


                         41 | CONSERVATIVE INVESTOR FUND

TRUSTEES AND OFFICERS UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

RUSSELL S. REYNOLDS, JR.,          Chairman of The Directorship Search Group, Inc. (corporate governance consult-
Trustee (since 2005)               ing and executive recruiting) (since 1993); Life Trustee of International House
Age: 73                            (non-profit educational organization); Former Trustee of The Historical Society of the Town of Greenwich. Oversees 38 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                  Director of the following medical device companies: Medintec (since 1992) and
Trustee (since 2005)               Cathco (since 1996); Director of Lakes Environmental Association (since 1996);
Age: 64                            Member of the Investment Committee of the Associated Jewish Charities of
                                   Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-
                                   December 2001). Oversees 39 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                     President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)               company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona
Age: 57                            Company, Inc. (soda ash processing and production) (since 1996); Vice President of Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of
                                   Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and
                                   Director of PacifiCorp. (electric utility) (1995-1999). Oversees 39 portfolios in the
                                   OppenheimerFunds complex.

BRIAN F. WRUBLE,                   General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Trustee (since 2005)               Director of Special Value Opportunities Fund, LLC (registered investment com-
Age: 62                            pany) (since September 2004); Member, Zurich Financial Investment Advisory
                                   Board (affiliate of the Manager's parent company) (since October 2004); Board of Governing Trustees of The Jackson Laboratory (non-profit) (since August
                                   1990); Trustee of the Institute for Advanced Study (non-profit educational insti-
                                   tute) (since May 1992); Special Limited Partner of Odyssey Investment Partners,
                                   LLC (private equity investment) (January 1999-September 2004); Trustee of
                                   Research Foundation of AIMR (2000-2002) (investment research, non-profit);
                                   Governor, Jerome Levy Economics Institute of Bard College (August 1990-
                                   September 2001) (economics research); Director of Ray & Berendtson, Inc. (May
                                   2000-April 2002) (executive search firm); President and Chief Executive Officer of the Delaware Group of Mutual Funds (1992-1995); Chairman, President and
                                   Chief Executive Officer of Equitable Capital Management Corporation (1985-
                                   1992); Executive Vice President and Chief Investment Officer at The Equitable
                                   Life Assurance Society of the U.S. (1979-1992); Vice President and Co-manager at
                                   Smith Barney, Harris Upham and Company (1970-1979); Engineer, Sperry
                                   Gyroscope Company (1966-1970); former governor of the Association for
                                   Investment Management and Research; former chairman of the Institute of
                                   Chartered Financial Analysts; Chartered Financial Analyst. Oversees 48 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                        FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEF-
                                   INITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR
                                   AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR.
                                   MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC.
                                   AND ITS AFFILIATES.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director (since June 2001) and President
Trustee, President and             (since September 2000) of the Manager; President and Director or Trustee of
Principal Executive Officer        other Oppenheimer funds; President and Director of Oppenheimer Acquisition
(since 2005)                       Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer
Age: 56                            Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since


                         42 | CONSERVATIVE INVESTOR FUND

JOHN V. MURPHY,                    July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
Continued                          Manager) (since November 2001); Chairman and Director of Shareholder
                                   Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent sub-
                                   sidiaries of the Manager) (since July 2001); President and Director of
                                   OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial
                                   Asset Management Corporation, Trinity Investment Management Corporation
                                   and Tremont Capital Management, Inc. (since November 2001), HarbourView
                                   Asset Management Corporation and OFI Private Investments, Inc. (since July
                                   2001); President (since November 1, 2001) and Director (since July 2001) of
                                   Oppenheimer Real Asset Management, Inc.; Executive Vice President of
                                   Massachusetts Mutual Life Insurance Company (OAC's parent company) (since
                                   February 1997); Director of DLB Acquisition Corporation (holding company par-
                                   ent of Babson Capital Management LLC) (since June 1995); Member of the
                                   Investment Company Institute's Board of Governors (since October 3, 2003);
                                   Chief Operating Officer of the Manager (September 2000-June 2001); President
                                   and Trustee of MML Series Investment Fund and MassMutual Select Funds
                                   (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                                   Executive Officer and Director of MML Bay State Life Insurance Company
                                   (September 1999-August 2000); Director of Emerald Isle Bancorp and Hibernia
                                   Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June
                                   1998). Oversees 87 portfolios in the OppenheimerFunds complex.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                     THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. SCHADT,
OF THE PORTFOLIO                   WEBMAN, WILBY, WOLFGRUBER AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY
                                   STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS.VANDEHEY AND WIXTED, 6803 S.
                                   TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE
                                   TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT DEATH OR REMOVAL.

RUDI W. SCHADT,                    Vice President, Director of Research in Product Design and Risk Management of
Vice President and Portfolio       the Manager. Prior to joining the Manager in February 2002 he was a Director
Manager (since 2005)               and Senior Quantitative Analyst (2000-2001) at UBS Asset Management prior to
Age: 48                            which he was an Associate Director of Research (since June 1999) and Senior
                                   Researcher and Portfolio Manager (from June 1997) at State Street Global
                                   Advisors. An officer of 7 portfolios in the OppenheimerFunds complex.

JERRY WEBMAN,                      Senior Vice President (since February 1996) and Senior Investment Officer and
Vice President and Portfolio       Director (since 1997) of the Manager's Fixed Income Investments; Senior Vice
Manager (since 2005)               President (since May 1999) of HarbourView Asset Management Corporation. An
Age: 56                            officer of 4 portfolios in the OppenheimerFunds complex.

WILLIAM L. WILBY,                  Senior Vice President (since July 1994) and Senior Investment Officer, Director of
Vice President and Portfolio       Equities (since July 2004) of the Manager. Formerly, Senior Investment Officer,
Manager (since 2005)               Director of International Equities of the Manager (May 2000-July 2004) and
Age: 61                            Senior Vice President of HarbourView Asset Management Corporation (May
                                   1999-November 2001). An officer of 6 portfolios in the OppenheimerFunds complex.

KURT WOLFGRUBER,                   Executive Vice President (since March 2003) and Chief Investment Officer and
Vice President and Portfolio       Director (since July 2003) of the Manager; Director of HarbourView Asset
Manager (since 2005)               Management Corporation and of OFI Institutional Asset Management, Inc.
Age: 55                            (since June 2003) and of Tremont Capital Management, Inc. (since October
                                   2001). An officer of 4 portfolios in the OppenheimerFunds complex.


                         43 | CONSERVATIVE INVESTOR FUND

TRUSTEES AND OFFICERS UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and Chief           March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial
Compliance Officer                 Asset Management Corporation and Shareholder Services, Inc. (since June 1983).
(since 2005)                       Former Vice President and Director of Internal Audit of the Manager (1997-
Age: 55                            February 2004). An officer of 87 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer and Principal            the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial and Accounting           Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Officer (since 2005)               Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
Age: 46                            Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
                                   (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                                   Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                   (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the
                                   Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March
                                   1999), Centennial Asset Management Corporation (March 1999-October 2003) and
                                   OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                   Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March
                                   1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since March
Secretary (since 2005)             2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 57                            December 2001); General Counsel of Centennial Asset Management
                                   Corporation (since December 2001); Senior Vice President and General Counsel
                                   of HarbourView Asset Management Corporation (since December 2001);
                                   Secretary and General Counsel of OAC (since November 2001); Assistant
                                   Secretary (since September 1997) and Director (since November 2001) of
                                   OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                   President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                   December 2002); Director of Oppenheimer Real Asset Management, Inc. (since
                                   November 2001); Senior Vice President, General Counsel and Director of
                                   Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                   December 2001); Senior Vice President, General Counsel and Director of OFI
                                   Private Investments, Inc. and OFI Trust Company (since November 2001); Vice
                                   President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                   President and General Counsel of OFI Institutional Asset Management, Inc.
                                   (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                   December 2003); Senior Vice President (May 1985-December 2003), Acting
                                   General Counsel (November 2001-February 2002) and Associate General
                                   Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of the
                                   following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder
                                   Financial Services, Inc. (November 1989-November 2001), and
                                   OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                   officer of 87 portfolios in the OppenheimerFunds complex.

THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                         44 | CONSERVATIVE INVESTOR FUND



MODERATE INVESTOR FUND

TOP HOLDINGS AND ALLOCATIONS

--------------------------------------------------------------------------------
ASSET CLASS ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Global Equity                         10.7%
U.S. Equity                           35.4
Fixed Income                          43.5
Alternative Investments               10.4

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2006, and are based on the total market value of investments in affiliated companies.
--------------------------------------------------------------------------------


                           9 | MODERATE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE PORTFOLIO PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE PORTFOLIO'S PERFORMANCE DURING THE REPORTING PERIOD OF APRIL 5, 2005 TO JANUARY 31, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE PORTFOLIO'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE. Since its inception on April 5, 2005 to the end of the period on January 31, 2006, the Portfolio outperformed its fixed income benchmark, the Lehman Brothers Aggregate Bond Index, and slightly lagged the return of its equity benchmark, the S&P 500 Index. We attribute the Portfolio's strong outperformance of its fixed income benchmark to its even mix of bond and equity funds. This is also why the Portfolio slightly lagged its equity benchmark.

      During the reporting period, the Portfolio significantly benefited from its equity exposure, which accounted for approximately 46% of the Portfolio at the end of the period. When the Portfolio was launched in early April 2005, equities had hit year lows and since then the stock indices have rallied. For example, the S&P 500 Index rose 9.96% since the Portfolio's inception, despite returning only -0.81% for the first six months of 2005. Other major contributors to performance included the Portfolio's positions in Oppenheimer Global Fund, Oppenheimer Main Street Opportunity Fund, Oppenheimer Real Estate Fund and Oppenheimer International Bond Fund.

      On the equity side, the Portfolio's allocation to Oppenheimer Global Fund's Class Y Shares, which posted a return of 24.72% over the period, aided the Portfolio's performance. The strong performance of Oppenheimer Global Fund is a reflection of a successful stock selection strategy. The Portfolio benefited from Oppenheimer Main Street Opportunity Fund's strong security selection as well as its allocation to small to midcap stocks, which outperformed larger cap stocks over the same period.

      On the alternative investments side, the Portfolio's 5.28% position in Oppenheimer Real Estate Fund's Class Y Shares at period end, which posted a return of 34.44% over the reporting period and ranked favorably within its own peer group, was a boon to the Portfolio's performance. Oppenheimer Real Estate Fund's success can be attributed to its profitable investments in the apartment, office and industrial sectors.

      On the fixed income side, the Portfolio benefited from its allocation to Oppenheimer International Bond Fund's Class Y Shares, as this Fund outperformed its Lipper peer group and peer benchmark primarily due to its successful investments in local currencies within the emerging markets.

      On the negative side, the Portfolio's overall exposure to the fixed income markets hampered performance as fixed income as an asset class underperformed equities over the same period. In particular the Portfolio's allocation to Oppenheimer's Limited-Term


                           10 | MODERATE INVESTOR FUND

Government Fund's Class Y Shares detracted from the Portfolio's performance. As the Fed continued to raise short-term interest rates over the period, funds that had a large exposure to the short end of the yield curve, such as Oppenheimer Limited-Term Government Fund, with its significant allocation to short-term treasury notes, were adversely affected since short-term treasuries underperformed long-term treasuries.

      Lastly, the Portfolio's exposure to commodities through its 5% target weighting allocation to the Oppenheimer Real Asset Fund negatively impacted performance. During the reporting period, oil prices were quite volatile, ranging from the $50's to a high of $70 per barrel in late summer then down slightly to around the $60's per barrel during the reporting period. Although this asset class has rebounded from its springtime lows, its overall underperformance for the period detracted from the Portfolio's performance, with the Oppenheimer Real Asset Fund returning just 8.49% for the period.

COMPARING THE PORTFOLIO'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Portfolio held until January 31, 2006. Performance is measured from the inception of Classes A, B, C, N and Y on April 5, 2005. The Portfolio's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Portfolio's performance is compared to the performance of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The S&P 500 Index is a broad-based measure of domestic stock performance that includes the reinvestment of dividends. The Lehman Brothers Aggregate Bond Index is an index of U.S. Government and corporate bonds that includes reinvestment of dividends. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Portfolio's performance reflects the effects of the Portfolio's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Portfolio's performance, it must be noted that the Portfolio's investments are not limited to the investments in the index.


                           11 | MODERATE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Moderate Investor Fund (Class A)

      S&P 500 Index

      Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             Oppenheimer Portfolio
               Series: Moderate
                Investor Fund        S & P 500         Lehman Brothers
                  (Class A)            Index         Aggregate Bond Index

04/05/2005           9,425            10,000                10,000
04/30/2005           9,331             9,810                10,135
07/31/2005           9,821            10,514                10,207
10/31/2005           9,774            10,327                10,150
01/31/2006          10,328            11,005                10,293

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/06

Since Inception (4/5/05) 3.28%


                           12 | MODERATE INVESTOR FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Moderate Investor Fund (Class B)

      S&P 500 Index

      Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

            Oppenheimer Portfolio
               Series: Moderate
                Investor Fund              S & P 500          Lehman Brothers
                  (Class B)                  Index          Aggregate Bond Index

04/05/2005          10,000                  10,000                 10,000
04/30/2005           9,900                   9,810                 10,135
07/31/2005          10,390                  10,514                 10,207
10/31/2005          10,330                  10,327                 10,150
01/31/2006          10,390                  11,005                 10,293

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/06

Since Inception (4/5/05) 3.90%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                           13 | MODERATE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Moderate Investor Fund (Class C)

      S&P 500 Index

      Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

            Oppenheimer Portfolio
              Series: Moderate
                Investor Fund          S & P 500              Lehman Brothers
                 (Class C)              Index               Aggregate Bond Index

04/05/2005         10,000               10,000                    10,000
04/30/2005          9,890                9,810                    10,135
07/31/2005         10,380               10,514                    10,207
10/31/2005         10,320               10,327                    10,150
01/31/2006         10,782               11,005                    10,293

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/06

Since Inception (4/5/05) 7.82%


                           14 | MODERATE INVESTOR FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Moderate Investor Fund (Class N)

      S&P 500 Index

      Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

            Oppenheimer Portfolio
              Series: Moderate
               Investor Fund           S & P 500            Lehman Brothers
                 (Class N)               Index           Aggregate Bond Index

04/05/2005         10,000               10,000                   10,000
04/30/2005          9,900                9,810                   10,135
07/31/2005         10,410               10,514                   10,207
10/31/2005         10,360               10,327                   10,150
01/31/2006         10,835               11,005                   10,293

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/06

Since Inception (4/5/05) 8.35%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                           15 | MODERATE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Portfolio Series: Moderate Investor Fund (Class Y)

      S&P 500 Index

      Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

            Oppenheimer Portfolio
              Series: Moderate
               Investor Fund            S & P 500          Lehman Brothers
                (Class Y)                 Index         Aggregate Bond Index

04/05/2005        10,000                 10,000                10,000
04/30/2005         9,900                  9,810                10,135
07/31/2005        10,420                 10,514                10,207
10/31/2005        10,390                 10,327                10,150
01/31/2006        10,979                 11,005                10,293


AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE PORTFOLIO AT 1/31/06

Since Inception (4/5/05) 9.79%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                           16 | MODERATE INVESTOR FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Portfolio's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE PORTFOLIO'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PORTFOLIO'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE PORTFOLIO, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Portfolio's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Portfolio were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                           17 | MODERATE INVESTOR FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Portfolio were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor. An explanation of the calculation of performance is in the Portfolio's Statement of Additional Information.


                           18 | MODERATE INVESTOR FUND

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

PORTFOLIO EXPENSES. As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                           19 | MODERATE INVESTOR FUND

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                             BEGINNING       ENDING          EXPENSES
                             ACCOUNT         ACCOUNT         PAID DURING
                             VALUE           VALUE           6 MONTHS ENDED
                             (8/1/05)        (1/31/06)       JANUARY 31, 2006
--------------------------------------------------------------------------------
Class A Actual               $1,000.00       $1,051.60       $2.28
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00        1,022.99        2.25
--------------------------------------------------------------------------------
Class B Actual                1,000.00        1,048.10        6.58
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00        1,018.80        6.48
--------------------------------------------------------------------------------
Class C Actual                1,000.00        1,048.40        6.21
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00        1,019.16        6.13
--------------------------------------------------------------------------------
Class N Actual                1,000.00        1,050.40        3.36
--------------------------------------------------------------------------------
Class N Hypothetical          1,000.00        1,021.93        3.32
--------------------------------------------------------------------------------
Class Y Actual                1,000.00        1,053.70        0.31
--------------------------------------------------------------------------------
Class Y Hypothetical          1,000.00        1,024.90        0.31

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, based on the 6-month period ended January 31, 2006 are as follows:

CLASS             EXPENSE RATIOS
--------------------------------
Class A                0.44%
--------------------------------
Class B                1.27
--------------------------------
Class C                1.20
--------------------------------
Class N                0.65
--------------------------------
Class Y                0.06

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Portfolio's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Portfolio's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.


                           20 | MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS January 31, 2006
--------------------------------------------------------------------------------

                                                                                                            VALUE
                                                                                       SHARES          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.0% 1
-----------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY--10.6%
Oppenheimer Global Fund, Cl. Y                                                        307,304        $ 21,729,432
-----------------------------------------------------------------------------------------------------------------
U. S. EQUITY--35.0%
Oppenheimer Capital Appreciation Fund, Cl. Y                                          452,591          20,656,244
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                                   533,482          20,491,066
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                                       729,566          10,345,238
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                         829,078          20,304,120
                                                                                                     ------------
                                                                                                       71,796,668

-----------------------------------------------------------------------------------------------------------------
FIXED INCOME--43.2%
Oppenheimer Core Bond Fund, Cl. Y                                                   3,823,987          39,004,670
-----------------------------------------------------------------------------------------------------------------
Oppenheimer High Yield Fund, Cl. Y                                                  2,132,328          19,873,297
-----------------------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                                          1,704,413          10,090,125
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                                     1,959,654          19,518,148
                                                                                                     ------------
                                                                                                       88,486,240

-----------------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS--10.2%
Oppenheimer Real Asset Fund, Cl. Y                                                  1,239,352          10,175,085
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                                                   527,524          10,819,515
                                                                                                     ------------
                                                                                                       20,994,600
                                                                                                     ------------
Total Investments in Affiliated Companies (Cost $198,352,686)                                         203,006,940

                                                                                    PRINCIPAL
                                                                                       AMOUNT
-----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.2%
Undivided interest of 0.05% in joint repurchase agreement (Principal Amount/
Value $781,426,000, with a maturity value of $781,521,291) with UBS Warburg
LLC, 4.39%, dated 1/31/06, to be repurchased at $362,044 on 2/1/06, collateralized by Federal Home Loan Mortgage Corp., 5%, 12/1/35,
with a value of $799,056,396
(Cost $362,000)                                                                      $362,000             362,000
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $198,714,686)                                          99.2%        203,368,940
-----------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                           0.8           1,610,395
                                                                                    -----------------------------
NET ASSETS                                                                              100.0%       $204,979,335
                                                                                    =============================

                           21 | MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Affiliated companies. Represents ownership of an affiliated fund, at or during the period ended January 31, 2006.

Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES             GROSS           GROSS           SHARES
                                                    APRIL 5, 2005         ADDITIONS      REDUCTIONS    JAN. 31, 2006
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                   --           453,009             418          452,591
Oppenheimer Core Bond Fund, Cl. Y                              --         3,827,191           3,204        3,823,987
Oppenheimer Global Fund, Cl. Y                                 --           307,594             290          307,304
Oppenheimer High Yield Fund, Cl. Y                             --         2,134,105           1,777        2,132,328
Oppenheimer International Bond Fund, Cl. Y                     --         1,705,838           1,425        1,704,413
Oppenheimer Limited-Term Government Fund, Cl. Y                --         1,961,301           1,647        1,959,654
Oppenheimer Main Street Fund, Cl. Y                            --           533,977             495          533,482
Oppenheimer Main Street Opportunity Fund, Cl. Y                --           730,230             664          729,566
Oppenheimer Real Asset Fund, Cl. Y                             --         1,240,394           1,042        1,239,352
Oppenheimer Real Estate Fund, Cl. Y                            --           528,030             506          527,524
Oppenheimer Value Fund, Cl. Y                                  --           829,812             734          829,078

                                                                             VALUE        DIVIDEND          REALIZED
                                                                        SEE NOTE 1          INCOME       GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                          $ 20,656,244      $  140,045           $  (640)
Oppenheimer Core Bond Fund, Cl. Y                                       39,004,670         649,358                --
Oppenheimer Global Fund, Cl. Y                                          21,729,432         151,560              (571)
Oppenheimer High Yield Fund, Cl. Y                                      19,873,297         509,937              (195)
Oppenheimer International Bond Fund, Cl. Y                              10,090,125         341,523                14
Oppenheimer Limited-Term Government Fund, Cl. Y                         19,518,148         257,330                --
Oppenheimer Main Street Fund, Cl. Y                                     20,491,066         210,335              (747)
Oppenheimer Main Street Opportunity Fund, Cl. Y                         10,345,238         162,372              (365)
Oppenheimer Real Asset Fund, Cl. Y                                      10,175,085         296,172              (396)
Oppenheimer Real Estate Fund, Cl. Y                                     10,819,515         264,614               (46)
Oppenheimer Value Fund, Cl. Y                                           20,304,120         352,032              (748)
                                                                      -----------------------------------------------
                                                                      $203,006,940      $3,335,278           $(3,694)
                                                                      ===============================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           22 | MODERATE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES January 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $362,000)                              $    362,000
Affiliated companies (cost $198,352,686)                             203,006,940
                                                                    ------------
                                                                     203,368,940
--------------------------------------------------------------------------------
Cash                                                                       5,453
--------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                     3,195,730
Interest and dividends                                                   357,361
Other                                                                      2,422
                                                                    ------------
Total assets                                                         206,929,906

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                  1,142,679
Shares of beneficial interest redeemed                                   694,257
Distribution and service plan fees                                        39,573
Shareholder communications                                                16,535
Transfer and shareholder servicing agent fees                             16,106
Trustees' compensation                                                       269
Other                                                                     41,152
                                                                    ------------
Total liabilities                                                      1,950,571

--------------------------------------------------------------------------------
NET ASSETS                                                          $204,979,335
                                                                    ============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                          $     19,054
--------------------------------------------------------------------------------
Additional paid-in capital                                           198,749,039
--------------------------------------------------------------------------------
Accumulated net investment income                                        206,552
--------------------------------------------------------------------------------
Accumulated net realized gain on investments                           1,350,436
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                             4,654,254
                                                                    ------------
NET ASSETS                                                          $204,979,335
                                                                    ============


                           23 | MODERATE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of $107,685,705
and 9,990,294 shares of beneficial interest outstanding)                                         $10.78
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                                         $11.44
-------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $36,955,874 and 3,442,105
shares of beneficial interest outstanding)                                                       $10.74
-------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $47,904,460 and 4,466,040
shares of beneficial interest outstanding)                                                       $10.73
-------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $12,116,889 and 1,126,088
shares of beneficial interest outstanding)                                                       $10.76
-------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$316,407 and 29,318 shares of beneficial interest outstanding)                                   $10.79

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           24 | MODERATE INVESTOR FUND

STATEMENT OF OPERATIONS For the Period Ended January 31, 2006 1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends from affiliated companies                                  $3,335,278
--------------------------------------------------------------------------------
Interest                                                                 25,380
                                                                     -----------
Total investment income                                               3,360,658
--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  89,171
Class B                                                                 127,405
Class C                                                                 160,182
Class N                                                                  17,032
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  35,681
Class B                                                                  20,272
Class C                                                                  17,669
Class N                                                                   2,843
Class Y                                                                     209
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  15,599
Class B                                                                   9,748
Class C                                                                   7,441
Class N                                                                     961
Class Y                                                                     101
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              25,782
--------------------------------------------------------------------------------
Trustees' compensation                                                    8,081
--------------------------------------------------------------------------------
Custodian fees and expenses                                               1,016
--------------------------------------------------------------------------------
Other                                                                    25,173
                                                                     -----------
Total expenses                                                          564,366
Less reduction to custodian expenses                                         (8)
Less waivers and reimbursements of expenses                             (12,309)
                                                                     -----------
Net expenses                                                            552,049

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 2,808,609
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Distributions received from affiliated companies                      1,521,916
Affiliated companies                                                     (3,694)
                                                                     -----------
Net realized gain                                                     1,518,222
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                  4,654,254

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $8,981,085
                                                                     ===========

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           25 | MODERATE INVESTOR FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

PERIOD ENDED JANUARY 31,                                                             2006 1
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------
Net investment income                                                          $  2,808,609
---------------------------------------------------------------------------------------------
Net realized gain                                                                 1,518,222
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                             4,654,254
                                                                               --------------
Net increase in net assets resulting from operations                              8,981,085

---------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                          (1,457,787)
Class B                                                                            (428,124)
Class C                                                                            (555,237)
Class N                                                                            (164,658)
Class Y                                                                              (5,308)

---------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                         104,188,008
Class B                                                                          35,779,888
Class C                                                                          46,402,364
Class N                                                                          11,835,440
Class Y                                                                             299,664

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Total increase                                                                  204,875,335
---------------------------------------------------------------------------------------------
Beginning of period                                                                 104,000 2
                                                                               --------------
End of period (including accumulated net investment income of
$206,552 for the period ended January 31, 2006)                                $204,979,335
                                                                               ==============

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Reflects the value of the manager's initial seed money investments on March 15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           26 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    CLASS A          CLASS B          CLASS C
PERIOD ENDED JANUARY 31,                             2006 1           2006 1           2006 1
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  10.00         $  10.00         $  10.00
------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                 .38              .31              .31
Net realized and unrealized gain                        .57              .58              .57
                                                   ---------------------------------------------
Total from investment operations                        .95              .89              .88
------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.17)            (.15)            (.15)
------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  10.78         $  10.74         $  10.73
                                                   =============================================

------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     9.58%            8.90%            8.82%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $107,686         $ 36,956         $ 47,904
------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $ 43,984         $ 15,521         $ 19,527
------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  4.39%            3.56%            3.64%
Total expenses                                         0.47% 5          1.31% 6          1.23% 7
Expenses after waivers and reimbursements and
reduction to custodian expenses                        0.46%            1.29%            1.22%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   0%               0%               0%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.15% for January 31, 2006.

6. Expenses including all underlying fund expenses were 1.99% for January 31, 2006.

7. Expenses including all underlying fund expenses were 1.91% for January 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           27 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                      CLASS N         CLASS Y
PERIOD ENDED JANUARY 31,                               2006 1          2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 10.00         $ 10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                   .40             .36
Net realized and unrealized gain                          .53             .61
                                                      --------------------------
Total from investment operations                          .93             .97
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.17)           (.18)
--------------------------------------------------------------------------------
Net asset value, end of period                        $ 10.76         $ 10.79
                                                      ==========================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       9.35%           9.79%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $12,117         $   316
--------------------------------------------------------------------------------
Average net assets (in thousands)                     $ 4,158         $   216
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    4.56%           4.20%
Total expenses                                           0.68% 5         0.28% 6
Expenses after waivers and reimbursements and
reduction to custodian expenses                          0.67%           0.12%
--------------------------------------------------------------------------------
Portfolio turnover rate                                     0%              0%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were 1.36% for January 31, 2006.

6. Expenses including all underlying fund expenses were 0.96% for January 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           28 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Moderate Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital and current income. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Core Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, Oppenheimer High Yield Fund, Oppenheimer International Bond Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Main Street Fund(R), Oppenheimer Main Street Opportunity Fund(R), Oppenheimer Real Asset Fund(R), Oppenheimer Real Estate Fund and Oppenheimer Value Fund (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of The New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the


                           29 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                           30 | MODERATE INVESTOR FUND

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
      UNDISTRIBUTED     UNDISTRIBUTED         ACCUMULATED      OTHER INVESTMENTS
      NET INVESTMENT        LONG-TERM                LOSS     FOR FEDERAL INCOME
      INCOME                     GAIN      CARRYFORWARD 1           TAX PURPOSES
      --------------------------------------------------------------------------
      $206,658             $1,350,436                 $--             $4,654,254

1. During the period ended January 31, 2006, the Portfolio did not have any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio. Accordingly, the following amounts have been reclassified for January 31, 2006. Net assets of the Portfolio were unaffected by the reclassifications.

                                                                       REDUCTION
                                           INCREASE           TO ACCUMULATED NET
      INCREASE                   TO ACCUMULATED NET                REALIZED GAIN
      TO PAID-IN CAPITAL          INVESTMENT INCOME             ON INVESTMENTS 2
      --------------------------------------------------------------------------
      $158,729                               $9,057                     $167,786

2. $167,786, all of which was long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the period ended January 31, 2006 was as follows:

                                              PERIOD ENDED
                                          JANUARY 31, 2006
      ----------------------------------------------------
      Distributions paid from:
      Ordinary income                           $2,611,114

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities          $198,714,686
                                              =============
      Gross unrealized appreciation           $  5,284,368
      Gross unrealized depreciation               (630,114)
                                              -------------
      Net unrealized appreciation             $  4,654,254
                                              =============

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.


                           31 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Portfolio at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                           32 | MODERATE INVESTOR FUND

                                              PERIOD ENDED JANUARY 31, 2006 1,2
                                                      SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                              10,348,982       $108,067,839
Dividends and/or
distributions reinvested                             131,505          1,380,804
Redeemed                                            (500,193)        (5,260,635)
                                                  ------------------------------
Net increase                                       9,980,294       $104,188,008
                                                  ==============================

--------------------------------------------------------------------------------
CLASS B
Sold                                               3,602,759       $ 37,460,502
Dividends and/or
distributions reinvested                              38,687            404,664
Redeemed                                            (199,441)        (2,085,278)
                                                  ------------------------------
Net increase                                       3,442,005       $ 35,779,888
                                                  ==============================

--------------------------------------------------------------------------------
CLASS C
Sold                                               4,610,775       $ 47,936,138
Dividends and/or
distributions reinvested                              48,772            509,662
Redeemed                                            (193,607)        (2,043,436)
                                                  ------------------------------
Net increase                                       4,465,940       $ 46,402,364
                                                  ==============================

--------------------------------------------------------------------------------
CLASS N
Sold                                               1,274,902       $ 13,414,589
Dividends and/or
distributions reinvested                              14,511            152,071
Redeemed                                            (163,425)        (1,731,220)
                                                  ------------------------------
Net increase                                       1,125,988       $ 11,835,440
                                                  ==============================

--------------------------------------------------------------------------------
CLASS Y
Sold                                                  35,197       $    362,730
Dividends and/or
distributions reinvested                                 503              5,289
Redeemed                                              (6,482)           (68,355)
                                                  ------------------------------
Net increase                                          29,218       $    299,664
                                                  ==============================

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. The Portfolio sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended January 31, 2006, were as follows:

                                                      PURCHASES            SALES
--------------------------------------------------------------------------------
Investment securities                              $198,522,519         $166,137


                           33 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the period ended January 31, 2006 was 0.57%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the period ended January 31, 2006, the Portfolio paid $60,548 to OFS for services to the Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
INITIAL OFFERING AND ORGANIZATIONAL COSTS. The Manager assumed all initial offering and organizational costs associated with the registration and seeding of the Portfolio.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Portfolio under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Portfolio has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services and costs in connection with the distribution of those shares and servicing accounts. Under the plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year


                           34 | MODERATE INVESTOR FUND
under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2006 for Class B, Class C and Class N shares were $536,339, $358,188 and $112,008, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                             CLASS A           CLASS B           CLASS C          CLASS N
                            CLASS A       CONTINGENT        CONTINGENT        CONTINGENT       CONTINGENT
                          FRONT-END         DEFERRED          DEFERRED          DEFERRED         DEFERRED
                      SALES CHARGES    SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES
                        RETAINED BY      RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY
PERIOD ENDED            DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR
---------------------------------------------------------------------------------------------------------
January 31, 2006           $568,947              $--           $14,166            $4,881           $3,554
---------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees paid directly by the Portfolio to 0.35% of average annual net assets for each class. During the period ended January 31, 2006, OFS waived $20 for Class B shares. This undertaking may be amended or withdrawn at any time.

      The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that Combined Total Annual and Underlying Fund Operating Expenses as a percentage of average daily net assets will not exceed the following annual rates: 1.30%, 2.05%, 2.05%, 1.55% and 1.05%, for Class A, Class B, Class C,
Class N and Class Y, respectively. During the period ended January 31, 2006, the Manager reimbursed the Portfolio $5,415, $3,465, $2,682, $442 and $285, for the Class A, Class B, Class C, Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.


                           35 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. LITIGATION

A complaint was filed as a putative class action against the Manager and OFS (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. Seven of the eight counts in the complaint, including claims against certain of the Oppenheimer funds excluding the Portfolio, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, under a court order dated March 10, 2006, in response to a motion to dismiss the suit that had been filed by the defendants. The remaining count against the Adviser Defendants alleges, among other things, that the defendants charged excessive fees in violation of section 36(b) of the Investment Company Act of 1940. The plaintiffs seek unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Adviser Defendants believe that the claims asserted in the remaining count under this lawsuit are without merit, and intend to defend the suit vigorously and contest any claimed liability. They believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

--------------------------------------------------------------------------------
6. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

At a meeting held on December 14, 2005, the Board of Trustees of the Fund appointed KPMG LLP as the independent registered public accounting firm to the Fund to replace the firm of Ernst & Young LLP, who were dismissed as the independent registered public accounting firm to the Fund. This change in the Fund's auditors was approved by the Fund's audit committee and ratified by the Fund's independent Trustees.

      The report of Ernst & Young LLP on the Fund's statements of assets and liabilities as of March 15, 2005 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles.

      The Fund commenced operations on April 5, 2005. During the period from March 15, 2005 through December 14, 2005, there were no disagreements with Ernst & Young LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures which, if not resolved to the satisfaction of Ernst & Young LLP, would have caused Ernst & Young LLP to make reference to the matter in their report.


                           36 | MODERATE INVESTOR FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of Moderate Investor Fund (one of the portfolios constituting the Oppenheimer Portfolio Series), including the statement of investments, as of January 31, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period April 5, 2005 (commencement of operations) to January 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Moderate Investor Fund as of January 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the period April 5, 2005 (commencement of operations) to January 31, 2006, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
March 15, 2006


                           37 | MODERATE INVESTOR FUND

FEDERAL INCOME TAX INFORMATION Unaudited
--------------------------------------------------------------------------------

In early 2006, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Portfolio during calendar year 2005. Regulations of the U.S. Treasury Department require the Portfolio to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Portfolio during the fiscal year ended January 31, 2006 which are not designated as capital gain distributions should be multiplied by 25.91% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Portfolio during the fiscal year ended January 31, 2006 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Portfolio has received qualified dividend income as stipulated by recent tax legislation. $829,224 of the Portfolio's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Portfolio to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                           38 | MODERATE INVESTOR FUND

REPORT OF SHAREHOLDER MEETING Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On September 26, 2005, a shareholder meeting of the Oppenheimer Portfolio Series on behalf of Moderate Investor Fund was held at which the eleven Trustees identified below were elected. The following is a report of the votes cast:

--------------------------------------------------------------------------------
NOMINEE                                  FOR        WITHHELD               TOTAL
--------------------------------------------------------------------------------
TRUSTEES
Matthew P. Fink                2,782,283.921       6,766.185       2,789,050.106
Robert G. Galli                2,782,283.921       6,766.185       2,789,050.106
Phillip A. Griffiths           2,782,005.577       7,044.529       2,789,050.106
Mary F. Miller                 2,781,930.964       7,119.142       2,789,050.106
Joel W. Motley                 2,780,164.294       8,885.812       2,789,050.106
John V. Murphy                 2,782,283.921       6,766.185       2,789,050.106
Kenneth A. Randall             2,781,540.319       7,509.787       2,789,050.106
Russell S. Reynolds, Jr.       2,782,283.921       6,766.185       2,789,050.106
Joseph M. Wikler               2,782,283.921       6,766.185       2,789,050.106
Peter I. Wold                  2,782,283.921       6,766.185       2,789,050.106
Clayton K. Yeutter             2,780,441.416       8,608.690       2,789,050.106


                           39 | MODERATE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's web-site at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                           40 | MODERATE INVESTOR FUND

TRUSTEES AND OFFICERS UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE       HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN

INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                           COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,                Director of American Commercial Lines (barge company) (since January 2005);
Chairman of the Board              Attorney at Hogan & Hartson (law firm) (since June 1993); Director of Danielson
of Trustees (since 2003),          Holding Corp. (waste-to-energy company) (since 2002); Director of
Trustee (since 2005)               Weyerhaeuser Corp. (1999-April 2004); Director of Caterpillar, Inc. (1993-
Age: 74                            December 2002); Director of ConAgra Foods (1993-2001); Director of Texas
                                   Instruments (1993-2001); Director of FMC Corporation (1993-2001). Oversees 38
                                   portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                   Trustee of the Committee for Economic Development (policy research founda-
Trustee (since 2005)               tion) (since 2005); Director of ICI Education Foundation (education foundation)
Age: 64                            (since October 1991); President of the Investment Company Institute (trade asso-
                                   ciation) (1991-2004); Director of ICI Mutual Insurance Company (insurance company) (1991-2004). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                   A trustee or director of other Oppenheimer funds. Oversees 48 portfolios in the
Trustee (since 2005)               OppenheimerFunds complex.
Age: 72

PHILLIP A. GRIFFITHS,              Director of GSI Lumonics Inc. (precision medical equipment supplier) (since
Trustee (since 2005)               2001); Trustee of Woodward Academy (since 1983); Senior Advisor of The
Age: 67                            Andrew W. Mellon Foundation (since 2001); Member of the National Academy of Sciences (since 1979); Member of the American Philosophical Society (since
                                   1996); Council on Foreign Relations (since 2002); Director of the Institute for
                                   Advanced Study (1991-2004); Director of Bankers Trust New York Corporation
                                   (1994-1999). Oversees 38 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                    Trustee of the American Symphony Orchestra (not-for-profit) (since October
Trustee (since 2005)               1998); and Senior Vice President and General Auditor of American Express
Age: 63                            Company (financial services company) (July 1998-February 2003). Oversees 38 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                    Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Trustee (since 2005)               (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial
Age: 53                            adviser) (since January 2002); Managing Director of Carmona Motley Hoffman
                                   Inc. (privately-held financial adviser) (January 1998-December 2001). Oversees 38 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,                Director of Dominion Resources, Inc. (electric utility holding company) (since
Trustee (since 2005)               February 1972); Former Director of Prime Retail, Inc. (real estate investment
Age: 78                            trust), Dominion Energy Inc. (electric power and oil & gas producer),
                                   Lumbermens Mutual Casualty Company, American Motorists Insurance
                                   Company and American Manufacturers Mutual Insurance Company; Former
                                   President and Chief Executive Officer of The Conference Board, Inc. (interna-
                                   tional economic and business research). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.


                           41 | MODERATE INVESTOR FUND

TRUSTEES AND OFFICERS Unaudited / Continued
--------------------------------------------------------------------------------

RUSSELL S. REYNOLDS, JR.,          Chairman of The Directorship Search Group, Inc. (corporate governance consulting
Trustee (since 2005)               and executive recruiting) (since 1993); Life Trustee of International House (non-
Age: 73                            profit educational organization); Former Trustee of The Historical Society of the
                                   Town of Greenwich. Oversees 38 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                  Director of the following medical device companies: Medintec (since 1992) and
Trustee (since 2005)               Cathco (since 1996); Director of Lakes Environmental Association (since 1996);
Age: 64                            Member of the Investment Committee of the Associated Jewish Charities of
                                   Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-
                                   December 2001). Oversees 39 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                     President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)               company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona
Age: 57                            Company, Inc. (soda ash processing and production) (since 1996); Vice President of Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of
                                   Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and
                                   Director of PacifiCorp. (electric utility) (1995-1999). Oversees 39 portfolios in the
                                   OppenheimerFunds complex.

BRIAN F. WRUBLE,                   General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Trustee (since 2005)               Director of Special Value Opportunities Fund, LLC (registered investment com-
Age: 62                            pany) (since September 2004); Member, Zurich Financial Investment Advisory
                                   Board (affiliate of the Manager's parent company) (since October 2004); Board of Governing Trustees of The Jackson Laboratory (non-profit) (since August
                                   1990); Trustee of the Institute for Advanced Study (non-profit educational insti-
                                   tute) (since May 1992); Special Limited Partner of Odyssey Investment Partners,
                                   LLC (private equity investment) (January 1999-September 2004); Trustee of
                                   Research Foundation of AIMR (2000-2002) (investment research, non-profit);
                                   Governor, Jerome Levy Economics Institute of Bard College (August 1990-
                                   September 2001) (economics research); Director of Ray & Berendtson, Inc. (May
                                   2000-April 2002) (executive search firm); President and Chief Executive Officer of the Delaware Group of Mutual Funds (1992-1995); Chairman, President and
                                   Chief Executive Officer of Equitable Capital Management Corporation (1985-
                                   1992); Executive Vice President and Chief Investment Officer at The Equitable
                                   Life Assurance Society of the U.S. (1979-1992); Vice President and Co-manager at
                                   Smith Barney, Harris Upham and Company (1970-1979); Engineer, Sperry
                                   Gyroscope Company (1966-1970); former governor of the Association for
                                   Investment Management and Research; former chairman of the Institute of
                                   Chartered Financial Analysts; Chartered Financial Analyst. Oversees 48 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                        FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEF-
                                   INITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR
                                   AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR.
                                   MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC.
                                   AND ITS AFFILIATES.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director (since June 2001) and President
Trustee, President and             (since September 2000) of the Manager; President and Director or Trustee of
Principal Executive Officer        other Oppenheimer funds; President and Director of Oppenheimer Acquisition
(since 2005)                       Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer
Age: 56                            Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since
                                   July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                                   Manager) (since November 2001); Chairman and Director of Shareholder


                           42 | MODERATE INVESTOR FUND

JOHN V. MURPHY,                    Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent sub-
Continued                          sidiaries of the Manager) (since July 2001); President and Director of
                                   OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial
                                   Asset Management Corporation, Trinity Investment Management Corporation
                                   and Tremont Capital Management, Inc. (since November 2001), HarbourView
                                   Asset Management Corporation and OFI Private Investments, Inc. (since July
                                   2001); President (since November 1, 2001) and Director (since July 2001) of
                                   Oppenheimer Real Asset Management, Inc.; Executive Vice President of
                                   Massachusetts Mutual Life Insurance Company (OAC's parent company) (since
                                   February 1997); Director of DLB Acquisition Corporation (holding company par-
                                   ent of Babson Capital Management LLC) (since June 1995); Member of the
                                   Investment Company Institute's Board of Governors (since October 3, 2003);
                                   Chief Operating Officer of the Manager (September 2000-June 2001); President
                                   and Trustee of MML Series Investment Fund and MassMutual Select Funds
                                   (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                                   Executive Officer and Director of MML Bay State Life Insurance Company
                                   (September 1999-August 2000); Director of Emerald Isle Bancorp and Hibernia
                                   Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June
                                   1998). Oversees 87 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                  THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. SCHADT,
THE PORTFOLIO                      WEBMAN, WILBY, WOLFGRUBER AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY
                                   STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS.VANDEHEY AND WIXTED, 6803 S.
                                   TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE
                                   TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT DEATH OR REMOVAL.

RUDI W. SCHADT,                    Vice President, Director of Research in Product Design and Risk Management of
Vice President and Portfolio       the Manager. Prior to joining the Manager in February 2002 he was a Director
Manager (since 2005)               and Senior Quantitative Analyst (2000-2001) at UBS Asset Management prior to
Age: 48                            which he was an Associate Director of Research (since June 1999) and Senior
                                   Researcher and Portfolio Manager (from June 1997) at State Street Global
                                   Advisors. An officer of 7 portfolios in the OppenheimerFunds complex.

JERRY WEBMAN,                      Senior Vice President (since February 1996) and Senior Investment Officer and
Vice President and Portfolio       Director (since 1997) of the Manager's Fixed Income Investments; Senior Vice
Manager (since 2005)               President (since May 1999) of HarbourView Asset Management Corporation. An
Age: 56                            officer of 4 portfolios in the OppenheimerFunds complex.

WILLIAM L. WILBY,                  Senior Vice President (since July 1994) and Senior Investment Officer, Director of
Vice President and Portfolio       Equities (since July 2004) of the Manager. Formerly, Senior Investment Officer,
Manager (since 2005)               Director of International Equities of the Manager (May 2000-July 2004) and Senior
Age: 61                            Vice President of HarbourView Asset Management Corporation (May 1999-
                                   November 2001). An officer of 6 portfolios in the OppenheimerFunds complex.

KURT WOLFGRUBER,                   Executive Vice President (since March 2003) and Chief Investment Officer and
Vice President and Portfolio       Director (since July 2003) of the Manager; Director of HarbourView Asset
Manager (since 2005)               Management Corporation and of OFI Institutional Asset Management, Inc.
Age: 55                            (since June 2003) and of Tremont Capital Management, Inc. (since October
                                   2001). An officer of 4 portfolios in the OppenheimerFunds complex.


                           43 | MODERATE INVESTOR FUND

TRUSTEES AND OFFICERS Unaudited / Continued
--------------------------------------------------------------------------------

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and Chief           March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial
Compliance Officer                 Asset Management Corporation and Shareholder Services, Inc. (since June 1983).
(since 2005)                       Former Vice President and Director of Internal Audit of the Manager (1997-
Age: 55                            February 2004). An officer of 87 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer
Treasurer and Principal            of the following: HarbourView Asset Management Corporation, Shareholder
Financial and Accounting           Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset
Officer (since 2005)               Management Corporation, and Oppenheimer Partnership Holdings, Inc. (since
Age: 46                            March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
                                   International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI
                                   Institutional Asset Management, Inc. (since November 2000), and
                                   OppenheimerFunds Legacy Program (charitable trust program established by the
                                   Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust
                                   Company (trust company subsidiary of the Manager) (since May 2000); Assistant
                                   Treasurer of the following: OAC (since March 1999), Centennial Asset
                                   Management Corporation (March 1999-October 2003) and OppenheimerFunds
                                   Legacy Program (April 2000-June 2003); Principal and Chief Operating Officer of
                                   Bankers Trust Company-Mutual Fund Services Division (March 1995-March 1999).
                                   An officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since March
Secretary (since 2005)             2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 57                            December 2001); General Counsel of Centennial Asset Management
                                   Corporation (since December 2001); Senior Vice President and General Counsel
                                   of HarbourView Asset Management Corporation (since December 2001);
                                   Secretary and General Counsel of OAC (since November 2001); Assistant
                                   Secretary (since September 1997) and Director (since November 2001) of
                                   OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                   President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                   December 2002); Director of Oppenheimer Real Asset Management, Inc. (since
                                   November 2001); Senior Vice President, General Counsel and Director of
                                   Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                   December 2001); Senior Vice President, General Counsel and Director of OFI
                                   Private Investments, Inc. and OFI Trust Company (since November 2001); Vice
                                   President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                   President and General Counsel of OFI Institutional Asset Management, Inc.
                                   (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                   December 2003); Senior Vice President (May 1985-December 2003), Acting
                                   General Counsel (November 2001-February 2002) and Associate General
                                   Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of the
                                   following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder
                                   Financial Services, Inc. (November 1989-November 2001), and
                                   OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                   officer of 87 portfolios in the OppenheimerFunds complex.

THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                           44 | MODERATE INVESTOR FUND




ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction

2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $58,000 in fiscal 2006 and no such fees in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $156,805 in fiscal 2006 and $39,500 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2006 and $6,000 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Computations of capital gain tax liability, preparation of tax returns, preparation of Form 5500 and tax consultations on pass through of foreign withholding taxes and mortgage dollar roll transactions.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $161,805 in fiscal 2006 and $45,500 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange

Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series, consisting of: Active Allocation Fund, Aggressive Investor Fund, Conservative Investor Fund, and Moderate Investor Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006

By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: March 15, 2006